UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07959
                                                     ---------



                              ADVISORS SERIES TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)



                               615 E. MICHIGAN ST.
                               MILWAUKEE, WI 53202
               (Address of principal executive offices) (Zip code)



                                 ERIC M. BANHAZL
                              ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                     (Name and address of agent for service)



                                 (414) 765-5340
                         Registrant's telephone number,
                               including area code



Date of fiscal year end: OCTOBER 31, 2004
                         ----------------



Date of reporting period:  OCTOBER 31, 2004
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.







ANNUAL REPORT
OCTOBER 31, 2004


P I C
-------------
PROVIDENT
-------------
INVESTMENT
-------------
COUNSEL
-------------




                           FAMILY OF GROWTH-ORIENTED
                           MUTUAL FUNDS
                           |_| Small Cap Growth Fund, Class I
                           |_| Small Cap Growth Fund, Class A
                           |_| Flexible Growth Fund, Class I
                           |_| Growth Fund, Class I
                           |_| Select Growth Fund, Class I

                                    CONTENTS



MARKET REVIEW & OUTLOOK ...................................................    1

FUND REVIEW ...............................................................    2

        o SMALL CAP GROWTH FUND ...........................................    2

        o FLEXIBLE GROWTH FUND ............................................    8

        o GROWTH FUND .....................................................   11

        o SELECT GROWTH FUND ..............................................   14

SCHEDULE OF INVESTMENTS ...................................................   18

        o SMALL CAP GROWTH FUND ...........................................   18

        o FLEXIBLE GROWTH FUND ............................................   21

        o GROWTH FUND .....................................................   23

        o SELECT GROWTH FUND ..............................................   25

STATEMENTS OF ASSETS AND LIABILITIES ......................................   26

STATEMENTS OF OPERATIONS ..................................................   27

STATEMENTS OF CHANGES IN NET ASSETS .......................................   28

FINANCIAL HIGHLIGHTS ......................................................   30

NOTES TO FINANCIAL STATEMENTS .............................................   35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   40

NOTICE TO SHAREHOLDERS ....................................................   41

TRUSTEE AND OFFICER INFORMATION ..................................    BACK COVER

                             MARKET REVIEW & OUTLOOK
================================================================================

U.S. EQUITY
INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
Throughout much of 2004 pundits have been focused on what is wrong in the U.S. and around the world. An intractable situation in Iraq, the uncertainty of a Presidential election, a slowing U.S. economy that might move into a recession, and the list goes on. What has not been discussed until recently is what is going on that is right? The Olympics went off without a much anticipated terrorist incident, and the U.S. went through two political conventions and an election without incident. Further, while the economy is slowing from the strong growth of the 4th quarter of 2003, this is a normal occurrence in the business cycle. Corporate profits continue to make solid progress, and inflation, with the notable exception of energy and health care costs, remains reasonably contained. It is what is right that started to make investors, toward the end of October 2004, less risk averse and somewhat more optimistic about the equity markets. So as we begin the new fiscal year for the Funds, results have been strong, bringing the Funds and market returns well above levels of just a month ago. With this as a backdrop, we believe the outlook for the coming year remains promising. As is always the case, there are pockets of stocks that are overvalued and pockets that are undervalued. However, we find the broad market fairly valued against our 2005 earnings estimates, with selected growth stocks enjoying particularly attractive price-to-earnings growth rates.

Below is the performance experienced by broad market indices for the respective six month periods of the last fiscal year, and the fiscal year ended 10/31/04.

                               MARKET PERFORMANCE
--------------------------------------------------------------------------------
INDEX                                10/31/03 -     4/30/04 -    10/31/03 -
                                      4/30/04       10/31/04      10/31/04
--------------------------------------------------------------------------------
S&P 500 Index                         6.27%           2.96%        9.42%
--------------------------------------------------------------------------------
Russell 1000 Growth Index             4.14%          -0.73%        3.38%
--------------------------------------------------------------------------------
Russell Mid Cap Growth Index          5.74%           2.86%        8.77%
--------------------------------------------------------------------------------
Russell 2000 Growth Index             4.01%           1.46%        5.53%
--------------------------------------------------------------------------------
NASDAQ Index                         -0.62%           2.86%        2.21%
--------------------------------------------------------------------------------

The NASDAQ Composite Index is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National Market system traded foreign common stocks and ADR's.

Past performance does not guarantee future results.


INVESTMENT
OUTLOOK
--------------------------------------------------------------------------------
Little has changed in our outlook for equities since our last report. Then we believed that it was likely that we would see continued strength in the U.S. equity markets throughout the balance of 2004 and into 2005. Today, we still echo those remarks. Conditions remain positive and we believe equities will continue to provide positive rates of return going forward into 2005. A theme that has emerged since our last report is that we believe pricing power is an increasingly important attribute for companies. The business climate across all sectors and industries continues to be increasingly competitive, due in large measure to global competition combined with cost pressures in energy, health care, and raw materials. Pricing power is a critical ingredient in a company's ability to grow earnings at above average rates.

We believe those companies that have the ability to pass along cost increases will be significantly advantaged over those that don't. During the past few months this broad theme has caused us to decrease the Funds' exposure in "commodity-like" technology holdings. We have significantly reduced the Funds' exposure to semiconductor companies and instead concentrated the Funds' assets in technology companies that have unique technologies or proprietary expertise that is resulting in product cycles that are likely to last years. We also have increased our holdings in energy and energy-related companies where there has been a long-term shift in the supply/demand equation which may result in higher operating margins and increased long term earnings growth rates for well-positioned companies. We still believe that sustainable revenue and earnings growth are the keys to long-term price appreciation, and our research and management efforts are always focused on those two critical metrics.

          PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS I
================================================================================



   PHILOSOPHY &
   APPROACH
o Research and invest in small cap companies with above-average, sustainable revenue and earnings growth;
o Utilize fundamental research to build a portfolio of category leading companies that exhibit:
   o  Catalysts for growth
   o  Outstanding company managements
   o  Measurable and superior financial characteristics


   FUND SUMMARY
o  Ticker Symbol: PISCX
o  Fund Number: 1481
o  CUSIP: 693365405
o  Number of Holdings: 164






SMALL CAP GROWTH FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
The Provident Investment Counsel Small Cap Growth Fund, Class I returned -1.63% for the twelve-month period ended October 31, 2004. By comparison the Russell 2000 Growth Index, the Fund's benchmark, produced a return of 5.53%. For the fiscal year the biggest detractors from both an absolute and relative return perspective were performances of the Fund's holdings within the Information Technology and Health Care sectors. While stocks within these two sectors were strong positive contributors in 2003, both sectors have been weak in 2004. The war in Iraq and other macroeconomic concerns caused investors to become risk averse, and seek perceived "safe havens." This move generally disadvantaged growth stocks, and particularly technology stocks within the growth stock universe. Likewise, Health Care stocks have been under pressure for the better part of the year. Throughout most of the last six months, as investors handicapped the Presidential election, there was a perception that a John Kerry victory would generally be negative for many areas within the health care industry. Given the close nature of the election, during this entire period Health Care stocks suffered under a cloud of uncertainty. That cloud has been lifted and we anticipate the Fund's holdings in this area to regain lost ground in the coming months as the fundamentals on a longer-term basis remain strong.

The strongest sectors contributing to the Fund's total return during this period include Industrials, Financials, and Energy. The sectors that detracted the most from the Fund's return were Information Technology and Health Care. The ten stocks that have contributed most to the Fund's return during the last fiscal year include NII Holdings, Maverick Tube, Navigant Consulting, Resources Connection, UTi Worldwide, Quiksilver, Urban Outfitters, Aaron Rents, Intuitive Surgical, and Macromedia. The ten stocks that detracted the most from the Fund's return were Corinthian Colleges, Taro Pharmaceutical Industries, SupportSoft, Power-One, Align Technology, Advanced Energy Industries, Open Text, Cherokee International, Digene, and Merit Medical Systems.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
--------------------------------------------------------------------------------
IF INVESTED ON 9/30/93




               SMALL      RUSSELL        EFFECT       RUSSELL
              CAP - I      2000            ON         CHANGE
               FUND        GROWTH        INVEST-
                           INDEX          MENT
--------------------------------------------------------------
9/30/1993      10,000      10,000                      0.00%
10/31/1993     10,172      10,332        332.00        3.32%
10/31/1994     10,055      10,238        336.64        3.40%
10/31/1995     14,567      12,347       1579.53       14.67%
10/31/1996     18,075      13,991      -1012.74       -6.75%
10/31/1997     19,005      16,953       3982.08       30.70%
10/31/1998     15,612      14,265      -4374.77      -23.47%
10/31/1999     24,800      18,443        505.82        2.82%
10/31/2000     35,287      21,424      -2142.16       -9.09%
10/31/2001     22,193      14,674      -3035.33      -17.14%
10/31/2002     17,748      11,510      -4689.83      -28.95%
10/31/2003     25,800      16,869       4475.44       36.11%
10/31/2004     25,381      17,802        256.17        1.46%

          PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS I
================================================================================

LEAD PORTFOLIO MANAGERS

     PHOTO OMITTED

   Andrew J. Pearl, CFA
   16 Years Experience


      PHOTO OMITTED

    Ned W. Brines, CFA
   18 Years Experience

      TEAM MEMBERS
   Nick A. Blankl, CFA
    5 Years Experience

     Barry B. Burch
    11 Years Experience

  Randal R. Chin, CFA
    16 Years Experience

  Michael D. Emery, CFA
    9 Years Experience

Lauro F. Guerra, CFA, CIC
    22 Years Experience

 James M. Landreth, CFA
    14 Years Experience

 Evelyn D. Lapham, CFA
    23 Years Experience

 Anne E. Westreich, CFA
    12 Years Experience

    John J. Yoon, CFA
    15 Years Experience


INVESTMENT RESULTS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDING 10/31/04

                                                                              SINCE
                                       1 YEAR  3 YEARS* 5 YEARS*  10 YEARS*  INCEPTION*
PIC Small Cap Growth Fund - Class I
   (Inception September 30, 1993)      -1.63%   4.57%    0.46%     9.70%       8.77%
Russell 2000 Growth Index               5.53%   6.65%   -0.71%     5.69%       5.30%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEED FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643.

--------------

* Average Annual Total Return represents the average change in account value over the periods indicated. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

   The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices do not incur expenses and are not available for investment.

   RISKS: FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.


TEN LARGEST EQUITY HOLDINGS
----------------------------------------------------------------------------
                              % OF
SECURITY                    NET ASSETS       DESCRIPTION
----------------------------------------------------------------------------
AMERICAN HEALTHWAYS INC       1.78%          National provider of comprehensive
                                             care and disease management
                                             services to health plans and
                                             hospitals.
NII HLDGS INC                 1.56%          An international wireless
                                             communication services provider.
MSC INDL DIRECT INC           1.42%          MSC Industrial Direct is a direct
                                             marketer of broad range of brand
                                             name and generic industrial
                                             products to small and mid-sized
                                             industrial customers throughout the
                                             United States.
EQUINIX INC.                  1.40%          Provides network neutral
                                             colocation, interconnection and
                                             managed services to enterprises,
                                             content companies and systems
                                             integrators, and networks.
TEKELEC                       1.31%          Makes, markets and services test,
                                             measurement and monitoring
                                             solutions to a variety of customers
                                             in many industries.
QUIKSILVER INC                1.30%          A globally integrated company that
                                             designs, produces and distributes
                                             branded clothing, accessories and
                                             related products for young-minded
                                             people.
CHICAGO BRIDGE &              1.25%          Operates as a global specialty
IRON CO N V                                  engineering, procurement and
                                             construction company serving
                                             customers in several primary end
                                             markets, including hydrocarbon
                                             refining, natural gas, water and
                                             the energy sector in general.
ALLIANCE DATA                 1.24%          Provides transaction, credit and
SYSTEMS CORP                                 marketing services to retail
                                             companies.
FLIR SYSTEMS                  1.20%          Designs, manufactures and markets
                                             thermal imaging systems and
                                             infrared camera systems
STATION CASINOS INC           1.20%          A gaming and entertainment company,
                                             owns and operates eight major
                                             hotel/casino properties in the
                                             Las Vegas metropolitan area.
--------------------------------------------------------------------------------
Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

          PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS I
================================================================================

SECTOR ALLOCATION
--------------------------------------------------------------------------------
                                                                % OF
                                                             NET ASSETS
                                Consumer Discretionary           15.8%
                                Consumer Staples                  1.1%
    PIE CHART                   Energy                            4.9%
    OMITTED                     Financials                        6.1%
                                Health Care                      15.6%
                                Industrials                      14.5%
                                Information Technology           31.3%
                                Materials                         3.6%
                                Telecommunication Services        2.7%
                                Short-Term Investments            4.4%



STRATEGIC VIEW
--------------------------------------------------------------------------------
The Fund's largest stock weightings are in the Information Technology, Health Care, Industrials and Consumer Discretionary sectors. It is in these four sectors that over 77% of the Fund's net assets are invested, and where we are finding the most robust outlook for earnings growth. As we make changes to the Fund's structure it is with an eye that the environment for equities remains very positive for companies that can grow their earnings per share in an economic climate where year over year growth is slowing.

During 2004 value strategies have outperformed growth strategies. For the better part of the year, the uncertainties in the market place have led investors, in an effort to avoid perceived risk, to seek companies and areas where the stability of earnings per share growth is more important than the absolute growth rate. Consumer Staples and Utilities sectors have been two of the strongest performing sectors this year, while stocks in the higher growth Consumer Discretionary and Information Technology sectors have been two of the poorest performers. In all cases stability of earnings growth, irrespective of the growth rate, has been the key driver. Additionally, stocks within the Energy and Materials sectors, normally areas with modest earnings per share growth, have been very strong performers as a result of perceived longer-term changes in the demand for energy and natural resources as China and other nations in the emerging markets begin the process of becoming global industrial leaders.

As a result, during 2004 the disparity between value and growth stock valuations has become extreme. Value stocks on a relative price-to-earnings growth basis are as expensive today as at any time in the past 20 years. While it is difficult to predict exactly when relative valuations will return to more normalized levels, it is likely that at some point the law of mean reversion will hold sway and growth strategies will begin to outperform value strategies. We believe it is likely that at some point in 2005, as we move into the third year of the economic recovery, growth in revenues and earnings per share will become more difficult to come by as the economy slows. It is at this point that we view growth may begin to enjoy a sustained period of above-average performance as investors become willing to pay a premium for companies with rapid growth characteristics. In the meantime, we will continue to concentrate our efforts on our shareholder's behalf in being sure that the Fund is concentrated in those growth companies where earnings per share growth is not only sustainable but well-above average when compared to the broad stock market as represented by the S&P 500 Index.

          PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS A
================================================================================

   PHILOSOPHY &
   APPROACH
o Research and invest in small cap companies with above-average, sustainable revenue and earnings growth;
o Utilize fundamental research to build a portfolio of category leading companies that exhibit:
   o  Catalysts for growth
   o  Outstanding company managements
   o  Measurable and superior financial characteristics


   FUND SUMMARY
o  Ticker Symbol: PINSX
o  Fund Number: 1482
o  CUSIP: 693365801
o  Number of Holdings: 164



SMALL CAP GROWTH FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
The Provident Investment Counsel Small Cap Growth Fund, Class A returned -2.15% for the twelve-month period ended October 31, 2004. By comparison the Russell 2000 Growth Index, the Fund's benchmark, produced a return of 5.53%. For the fiscal year the biggest detractors from both an absolute and relative return perspective were performances of the Fund's holdings within the Information Technology and Health Care sectors. While stocks within these two sectors were strong positive contributors in 2003, both sectors have been weak in 2004. The war in Iraq and other macroeconomic concerns caused investors to become risk averse, and seek perceived "safe havens." This move generally disadvantaged growth stocks, and particularly technology stocks within the growth stock universe. Likewise, Health Care stocks have been under pressure for the better part of the year. Throughout most of the last six months, as investors handicapped the Presidential election, there was a perception that a John Kerry victory would generally be negative for many areas within the health care industry. Given the close nature of the election, during this entire period Health Care stocks suffered under a cloud of uncertainty. That cloud has been lifted and we anticipate the Fund's holdings in this area to regain lost ground in the coming months as the fundamentals on a longer-term basis remain strong.

The strongest sectors contributing to the Fund's total return during this period include Industrials, Financials, and Energy. The sectors that detracted the most from the Fund's return were Information Technology and Health Care. The ten stocks that have contributed most to the Fund's return during the last fiscal year include NII Holdings, Maverick Tube, Navigant Consulting, Resources Connection, UTi Worldwide, Quiksilver, Urban Outfitters, Aaron Rents, Intuitive Surgical, and Macromedia. The ten stocks that detracted the most from the Fund's return were Corinthian Colleges, Taro Pharmaceutical Industries, SupportSoft, Power-One, Align Technology, Advanced Energy Industries, Open Text, Cherokee International, Digene, and Merit Medical Systems.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
--------------------------------------------------------------------------------
IF INVESTED ON 2/3/97





             SMALL          RUSSELL      EFFECT
             CAP A            2000         ON
              WITH           GROWTH      INVEST-     RUSSELL
              LOAD           INDEX        MENT       CHANGE
-------------------------------------------------------------
2/3/1997     10,000         10,000                     0.00%
10/31/1997    9,821         11,282       2650.02      30.70%
10/31/1998    8,011          9,493      -2911.36     -23.47%
10/31/1999   12,771         12,273        336.62       2.82%
10/31/2000   18,266         14,257      -1425.58      -9.09%
10/31/2001   11,433          9,765      -2019.97     -17.14%
10/31/2002    9,095          7,660      -3121.03     -28.95%
10/31/2003   13,167         11,226       2978.35      36.11%
10/31/2004   12,884         11,847        170.48       1.46%





          PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS A
================================================================================


LEAD PORTFOLIO MANAGERS

     PHOTO OMITTED

   Andrew J. Pearl, CFA
   16 Years Experience


      PHOTO OMITTED

    Ned W. Brines, CFA
   18 Years Experience

      TEAM MEMBERS
   Nick A. Blankl, CFA
    5 Years Experience

     Barry B. Burch
    11 Years Experience

  Randal R. Chin, CFA
    16 Years Experience

  Michael D. Emery, CFA
    9 Years Experience

Lauro F. Guerra, CFA, CIC
    22 Years Experience

 James M. Landreth, CFA
    14 Years Experience

 Evelyn D. Lapham, CFA
    23 Years Experience

 Anne E. Westreich, CFA
    12 Years Experience

    John J. Yoon, CFA
    15 Years Experience



INVESTMENT RESULTS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDING 10/31/04

                                                                                  SINCE
                                                 1 YEAR     3 YEARS*  5 YEARS*  INCEPTION*
PIC Small Cap Growth Fund - A (With Load)
   (Inception February 3, 1997)                  -7.76%       2.03%    -1.01%      3.33%
PIC Small Cap Growth Fund - A (Without Load)
   (Inception February 3, 1997)                  -2.15%       4.06%     0.18%      4.12%
Russell 2000 Growth Index                         5.53%       6.65%    -0.71%      2.24%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING1-800-618-7643. PERFORMANCE DATA SHOWN REFLECTS THE CLASS A MAXIMUM SALES CHARGE OF 5.75%.

-------------
* Average Annual Total Return represents the average change in account value over the periods indicated. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

   The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices do not incur expenses and are not available for investment.

   RISKS: FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.


TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------------
                           % OF
SECURITY                 NET ASSETS     DESCRIPTION

AMERICAN HEALTHWAYS INC    1.78%        National provider of comprehensive care
                                        and disease management services to
                                        health plans and hospitals.
NII HLDGS INC              1.56%        An international wireless communication
                                        services provider.
MSC INDL DIRECT INC        1.42%        MSC Industrial Direct is a direct
                                        marketer of broad range of brand name
                                        and generic industrial products to small
                                        and mid-sized industrial customers
                                        throughout the United States.
EQUINIX INC.               1.40%        Provides network neutral colocation,
                                        interconnection
                                        and managed services to enterprises,
                                        content companies and systems
                                        integrators, and networks.
TEKELEC                    1.31%        Makes, markets and services test,
                                        measurement and monitoring solutions to
                                        a variety of customers in many
                                        industries.
QUIKSILVER INC             1.30%        A globally integrated company that
                                        designs, produces and distributes
                                        branded clothing, accessories and
                                        related products for young-minded
                                        people.
CHICAGO BRIDGE &           1.25%        Operates as a global specialty
IRON CO N V                             engineering, procurement and
                                        construction company serving customers
                                        in several primary end markets,
                                        including hydrocarbon refining, natural
                                        gas, water and the energy sector in
                                        general.
ALLIANCE DATA              1.24%        Provides transaction, credit and
SYSTEMS CORP                            marketing services to retail companies.
FLIR SYSTEMS               1.20%        Designs, manufactures, and markets
                                        thermal imaging systems and infrared
                                        camera systems
STATION CASINOS INC        1.20%        A gaming and entertainment company, owns
                                        and operates eight major hotel/casino
                                        properties in the Las Vegas metropolitan
                                        area.
--------------------------------------------------------------------------------
Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

           PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS A
================================================================================

SECTOR ALLOCATION
--------------------------------------------------------------------------------
                                                         % OF
                                                      NET ASSETS
                        Consumer Discretionary           15.8%
                        Consumer Staples                  1.1%
 PIE CHART              Energy                            4.9%
 OMITTED                Financials                        6.1%
                        Health Care                      15.6%
                        Industrials                      14.5%
                        Information Technology           31.3%
                        Materials                         3.6%
                        Telecommunication Services        2.7%
                        Short-Term Investments            4.4%



STRATEGIC VIEW
--------------------------------------------------------------------------------
The Fund's largest stock weightings are in the Information Technology, Health Care, Industrials and Consumer Discretionary sectors. It is in these four sectors that over 77% of the Fund's net assets are invested, and where we are finding the most robust outlook for earnings growth. As we make changes to the Fund's structure it is with an eye that the environment for equities remains very positive for companies that can grow their earnings per share in an economic climate where year over year growth is slowing.

During 2004 value strategies have outperformed growth strategies. For the better part of the year, the uncertainties in the market place have led investors, in an effort to avoid perceived risk, to seek companies and areas where the stability of earnings per share growth is more important than the absolute growth rate. Consumer Staples and Utilities sectors have been two of the strongest performing sectors this year, while stocks in the higher growth Consumer Discretionary and Information Technology sectors have been two of the poorest performers. In all cases stability of earnings growth, irrespective of the growth rate, has been the key driver. Additionally, stocks within the Energy and Materials sectors, normally areas with modest earnings per share growth, have been very strong performers as a result of perceived longer-term changes in the demand for energy and natural resources as China and other nations in the emerging markets begin the process of becoming global industrial leaders.

As a result, during 2004 the disparity between value and growth stock valuations has become extreme. Value stocks on a relative price-to-earnings growth basis are as expensive today as at any time in the past 20 years. While it is difficult to predict exactly when relative valuations will return to more normalized levels, it is likely that at some point the law of mean reversion will hold sway and growth strategies will begin to outperform value strategies. We believe it is likely that at some point in 2005, as we move into the third year of the economic recovery, growth in revenues and earnings per share will become more difficult to come by as the economy slows. It is at this point that we view growth may begin to enjoy a sustained period of above-average performance as investors become willing to pay a premium for companies with rapid growth characteristics. In the meantime, we will continue to concentrate our efforts on our shareholder's behalf in being sure that the Fund is concentrated in those growth companies where earnings per share growth is not only sustainable but well-above average when compared to the broad stock market as represented by the S&P 500 Index.

           PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND, CLASS I
================================================================================


   PHILOSOPHY &
   APPROACH
o Research and invest in small cap companies with above-average, sustainable revenue and earnings growth;
o Utilize fundamental research to build a portfolio of category leading companies that exhibit:
   o  Catalysts for growth
   o  Outstanding company managements
   o  Measurable and superior financial characteristics


   FUND SUMMARY
o  Ticker Symbol: PFLEX
o  Fund Number: 1484
o  CUSIP: 693365850
o  Number of Holdings: 68



FLEXIBLE GROWTH FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
The Provident Investment Counsel Flexible Growth Fund, Class I returned -3.18% for the twelve-month period ended October 31, 2004. By comparison the Russell 1000 Growth Index, the Fund's benchmark, produced a return of 3.38%. A special note is appropriate inasmuch as the Fund changed its' investment mandate effective July 1, 2004. Before that time the Fund operated with an investment mandate that had a mid cap orientation, with the Russell Mid Cap Growth Index as the Fund's benchmark. Therefore, reported results for the full fiscal year ended October 31, 2004 reflect eight months of management as a mid cap growth fund and four months as a flexible growth fund, with the Fund's opportunity universe now spanning the capitalization ranges of both the Russell Mid Cap Growth Index and the Russell 1000 Growth Index.

For the fiscal year the biggest detractors from both an absolute and relative return perspective were performances of the Fund's holdings within the Information Technology and Health Care sectors. While stocks within these two sectors were strong positive contributors in 2003, both sectors have been weak in 2004. The war in Iraq and other macroeconomic concerns caused investors to become risk averse, and seek perceived "safe havens." This move generally disadvantaged growth stocks, and particularly technology stocks within the growth stock universe. Likewise, Health Care stocks have been under pressure for the better part of the year. Throughout most of the last six months, as investors handicapped the Presidential election, there was a perception that a John Kerry victory would generally be negative for many areas within the health care industry. Given the close nature of the election, during this entire period Health Care stocks suffered under a cloud of uncertainty. That cloud has been lifted and we anticipate the Fund's holdings in this area to regain lost ground in the coming months as the fundamentals on a longerterm basis remain strong.

The strongest sectors contributing to the Fund's total return during this period include Industrials, Financials, and Energy. The sectors that detracted the most from the Fund's return were Information Technology and Health Care. The ten stocks that have contributed most to the Fund's return during the last fiscal year include NII Holdings, Maverick Tube, Navigant Consulting, Resources Connection, UTi Worldwide, Quiksilver, Urban Outfitters, Aaron Rents, Intuitive Surgical, and Macromedia. The ten stocks that detracted the most from the Fund's return were Corinthian Colleges, Taro Pharmaceutical Industries, SupportSoft, Power-One, Align Technology, Advanced Energy Industries, Open Text, Cherokee International, Digene, and Merit Medical Systems.



RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
--------------------------------------------------------------------------------
IF INVESTED ON 3/31/99



                                   RUSSELL        EFFECT   RUSSELL
                                   MID CAP          ON     GROWTH
                                   GROWTH         INVEST-   1000         RUSSELL
                   FUND             INDEX          MENT     INDEX        CHANGE
--------------------------------------------------------------------------------
3/31/1999         10,000           10,000                  10,000         0.00%
10/31/1999        11,472           11,301         844.84   10,760         8.08%
10/31/2001        22,946           15,671        -329.62   11,764        -2.06%
10/31/2002        12,108            8,967       -2317.91    7,065       -20.54%
10/31/200         10,006            7,388       -2204.23    5,679       -22.98%
10/31/200         13,932           10,291        2297.92    6,918        28.75%
10/31/200         13,583           11,193         311.21    7,151         2.86%

           PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND, CLASS I
================================================================================


LEAD PORTFOLIO MANAGERS

   PHOTO OMITTED
Evelyn D. Lapham, CFA
 23 Years Experience


  PHOTO OMITTED
John J. Yoon, CFA
15 Years Experience


    TEAM MEMBERS
   Nick A. Blankl, CFA
    5 Years Experience

     Barry B. Burch
    11 Years Experience

  Randal R. Chin, CFA
    16 Years Experience

James M. Landreth, CFA
    14 Years Experience

   Andrew J. Pearl, CFA
    23 Years Experience

 Anne E. Westreich, CFA
    12 Years Experience





INVESTMENT RESULTS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDING 10/31/04

                                                                       SINCE
                                        1 YEAR   3 YEARS*  5 YEARS*  INCEPTION*
PIC Flexible Growth Fund - Class I
   (Inception March 31, 1999)           -3.18%     3.31%    2.71%      5.77%
Russell 1000 Growth Index                3.38%     0.41%   -7.85%     -5.83%
Russell Mid Cap Growth Index             8.77%     7.67%   -0.19%      2.04%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643.

-------
* Average Annual Total Return represents the average change in account value over the periods indicated. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

   The Russell Mid Cap Growth Index measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Indices do not incur expenses and are not available for investment.

   RISKS: FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.


TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------------
                               % OF
SECURITY                    NET ASSETS          DESCRIPTION
--------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC        7.51%             Provides health care coverage
                                                and related services, serving
                                                over 48 million Americans.

ST JUDE MED INC               4.35%             Develops, makes, and distributes
                                                cardiovascular medical devices
                                                for the global cardiac rhythm
                                                management, cardiac surgery and
                                                cardiology and vascular access
                                                markets.
COUNTRYWIDE FINANCIAL CORP    4.16%             A holding company for
                                                Countrywide Home Loans, Inc.;
                                                engaged in the origination,
                                                purchase, sale and service of
                                                mortgage loans.
COGNIZANT TECHNOLOGY          3.71%             Provider of custom information
SOLUTIONS                                       technology design, development,
                                                integration and maintenance
                                                services
SAP AKTIENGESELLSCHAFT        3.70%             German company engaged in the
                                                development of client/server
                                                enterprise application software
                                                for businesses.
CISCO SYS INC                 3.55%             Worldwide leader in networking
                                                for the internet, providing
                                                hardware and software solutions
                                                that link computer networks.
TEVA PHARMACEUTICAL INDS LTD  3.48%             A leading Israeli manufacturer
                                                and exporter of generic,
                                                branded and innovative drugs
                                                and active pharmaceu- tical
                                                ingredients.
APOLLO GROUP INC              3.46%             Provides higher education to
                                                working adults.
SLM CORP                      3.33%             SLM Corp. is a holding company
                                                serving as the major
                                                intermediary to the nations's
                                                higher education credit market,
                                                featuring a leading source of
                                                funds, account servicing and
                                                other operational support
                                                services for federally insured
                                                students and parent loans.
FOREST LABS INC               3.31%             Develops, manufactures, and
                                                sells branded and generic
                                                prescription and
                                                non-prescription
                                                pharmaceuticals.
--------------------------------------------------------------------------------
Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

           PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND, CLASS I
================================================================================

SECTOR ALLOCATION
--------------------------------------------------------------------------------
                                                       % OF
                                                    NET ASSETS
                        Consumer Discretionary         19.1%
   PIE CHART            Consumer Staples                2.1%
    OMITTED             Energy                          5.7%
                        Financials                     14.5%
                        Health Care                    29.8%
                        Industrials                     6.0%
                        Information Technology         22.2%
                        Short-Term Investments          0.6%



STRATEGIC VIEW
--------------------------------------------------------------------------------
The Fund's largest stock weighting are in the Information Technology, Health Care, Consumer Discretionary and Industrials sectors. It is in these four sectors that over 85% of the Fund's net assets are invested, and where we are finding the most robust outlook for earnings growth. As we make changes to the Fund's structure it is with an eye that the environment for equities remains very positive for companies that can grow their earnings per share in an economic climate where year over year growth is slowing.

During 2004 value strategies have outperformed growth strategies. For the better part of the year, the uncertainties in the market place have led investors, in an effort to avoid perceived risk, to seek companies and areas where the stability of earnings per share growth is more important than the absolute growth rate. Consumer Staples and Utilities sectors have been two of the strongest performing sectors this year, while stocks in the higher growth Consumer Discretionary and Information Technology sectors have been two of the poorest performers. In all cases, stability of earnings growth, irrespective of the growth rate, has been the key driver. Additionally, stocks within the Energy and Materials sectors, normally areas with modest earnings per share growth, have been very strong performers as a result of perceived longer-term changes in the demand for energy and natural resources as China and other nations in the emerging markets begin the process of becoming global industrial leaders.

As a result, during 2004 the disparity between value and growth stock valuations has become extreme. Value stocks on a relative price-to-earnings growth basis are as expensive today as at any time in the past 20 years. While it is difficult to predict exactly when relative valuations will return to more normalized levels, it is likely that at some point the law of mean reversion will hold sway and growth strategies will begin to outperform value strategies. We believe it is likely that at some point in 2005, as we move into the third year of the economic recovery, growth in revenues and earnings per share will become more difficult to come by as the economy slows. It is at this point that we view growth may begin to enjoy a sustained period of above-average performance as investors become willing to pay a premium for companies with rapid growth characteristics. In the meantime, we will continue to concentrate our efforts on our shareholder's behalf in being sure that the Fund is concentrated in those growth companies where earnings per share growth is not only sustainable but well-above average when compared to the broad stock market as represented by the S&P 500 Index.

                PROVIDENT INVESTMENT COUNSEL GROWTH FUND, CLASS I
================================================================================


   PHILOSOPHY &
   APPROACH
o Research and invest in large cap companies with above-average, sustainable revenue and earnings growth;
o Utilize fundamental research to build a portfolio of category leading companies that exhibit:
   o  Catalysts for growth
   o  Outstanding company managements
   o  Measurable and superior financial characteristics


   FUND SUMMARY
o  Ticker Symbol: PIPGX
o  Fund Number: 1480
o  CUSIP: 693365108
o  Number of Holdings: 48


GROWTH FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
The Provident Investment Counsel Growth Fund, Class I returned -0.95% for the twelvemonth period ended October 31, 2004. By comparison the Russell 1000 Growth Index, the Fund's benchmark, produced a return of 3.38%. For the fiscal year the biggest detractor from both an absolute and relative return perspective was performance of the Fund's holdings within the Information Technology sector. While performance of stocks within the Information Technology sector was a strong positive contributor in 2003, the sector was the weakest performing sector in both the Fund and the Fund's benchmark, recording negative rates of return in a positive return environment. The war in Iraq and other macroeconomic concerns caused investors to become risk averse, and seek perceived "safe havens." This move generally disadvantaged growth stocks, and particularly technology stocks within the growth stock universe. Another area where the Fund's performance lagged the benchmark was in the Industrials sector, where two specific holdings, Ryanair Holdings and Navistar penalized returns.

The strongest sectors contributing to the Fund's total return during this period include Health Care, and Financials. The sectors that detracted the most from the Fund's absolute return were Information Technology and Industrials. The ten stocks that have contributed most to the Fund's return during the last fiscal year include Yahoo, J.B. Hunt Transport Services, Pfizer, SAP AG, BJ Services, Guidant, Praxair, Countrywide Financial, SLM Corp., and St. Jude Medical. The ten stocks that detracted the most from the Fund's return were Intel, Nortel Networks, Agilent Technologies, Forest Laboratories, Teva Pharmaceutical Industries, Navistar International, Mecury Interactive, Dollar Tree Stores, Gemstar-TV Guide International, and Cisco Systems.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
--------------------------------------------------------------------------------
IF INVESTED ON 6/11/92



        Comparison of the change in value of a $10,000 investment in the
                       PIC Growth Fund versus the S&P 500
         Composite Stock Price Index and the Russell 1000 Growth Index


                       S&P 500     EFFECT               RUSSELL     EFFECT
                        DAILY       ON                   1000        ON
                        REINV.     INVEST-     S&P      GROWTH      INVEST-    RUSSELL
             FUND                   MENT      CHANGE     INDEX       MENT       CHANGE
---------------------------------------------------------------------------------------

6/11/1992    10,000    10,000                  0.00%    10,000                   0.00%
10/31/1992   10,810    10,340      340.00      3.40%    10,640      640.00       6.40%
10/31/1993   11,610    11,884      861.95      7.82%    11,417      744.90       6.98%
10/31/1994   11,710    12,344      734.83      6.33%    12,029      951.58       8.59%
10/31/1995   14,263    15,608     1971.75     14.46%    15,543     2293.42      17.31%
10/31/1996   16,265    19,367     1612.17      9.08%    18,970     1408.43       8.02%
10/31/1997   20,565    25,587     3368.29     15.16%    24,752     3314.30      15.46%
10/31/1998   24,595    31,212     -128.50     -0.41%    30,852      389.92       1.28%
10/31/1999   32,240    39,225     1046.11      2.74%    41,419     2875.38       7.46%
10/31/2000   35,853    41,612     -433.07     -1.03%    45,283    -3889.59      -7.91%
10/31/2001   18,142    31,248    -5342.12    -14.60%    27,195    -6119.97     -18.37%
10/31/2002   14,388    26,528    -5441.22    -17.02%    21,860    -4756.25     -17.87%
10/31/2003   16,591    32,046     4329.36     15.62%    26,627     3831.87      16.81%
10/31/2004   16,434    35,063     1008.04      2.96%    27,527     -202.42      -0.73%




               PROVIDENT INVESTMENT COUNSEL GROWTH FUND, CLASS I
================================================================================

  LEAD PORTFOLIO MANAGERS

     PHOTO OMITTED

  Donald E. Evenson, CFA
   14 Years Experience


      PHOTO OMITTED

  Susan J. Perkins, CFA
   23 Years Experience


      PHOTO OMITTED

   Derek S. Derman, CFA
   13 Years Experience


    RESEARCH ANALYSTS

    Nick A. Blankl, CFA
    5 Years Experience

     Barry B. Burch
    11 Years Experience

    Randal R. Chin, CFA
    16 Years Experience

    Sean C. Kraus, CFA
    8 Years Experience

   James M. Landreth, CFA
    14 Years Experience

   Evelyn D. Lapham, CFA
    23 Years Experience

    Jeffrey W. Lin, CFA
    17 Years Experience

      Rose Han Park
    13 Years Experienc

   Andrew J. Pearl, CFA
   16 Years Experience

   Anne E. Westreich, CFA
    12 Years Experience

    John J. Yoon, CFA
    15 Years Experience




 INVESTMENT RESULTS
--------------------------------------------------------------------------------

Average Annual Total Returns -- periods ending 10/31/04

                                                                        SINCE
                               1 YEAR  3 YEARS*  5 YEARS*  10 YEARS*  INCEPTION*
PIC Growth Fund
  (Inception June 11, 1992)   -0.95%   -3.24%    -12.61%     3.45%     4.08%
S&P 500 Index                  9.42%    3.92%     -2.22%    11.01%    10.66%
Russell 1000 Growth Index      3.38%    0.41%     -7.85%     8.63%     8.52%


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643.

--------
* Average Annual Total Return represents the average change in account value over the periods indicated. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

   The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Indices do not incur expenses and are not available for investment.

   RISKS: FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.



TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------------
                                 % OF
SECURITY                         NET ASSETS     DESCRIPTION
--------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC           5.06%          Provides health care coverage
                                                and related services, serving
                                                over 48 million Americans.
ST JUDE MED INC                  4.41%          Develops, makes, and distributes
                                                cardiovascular medical devices
                                                for the global cardiac rhythm
                                                management, cardiac surgery and
                                                cardiology and vascular access
                                                markets.
CISCO SYS INC                    4.15%          Worldwide leader in networking
                                                for the internet, providing
                                                hardware and software solutions
                                                that link computer networks.
COUNTRYWIDE FINANCIAL CORP       4.14%          A holding company for
                                                Countrywide Home Loans, Inc.;
                                                engaged in the origination,
                                                purchase, sale and service of
                                                mortgage loans.
SAP AKTIENGESELLSCHAFT           3.69%          German company engaged in the
                                                development of client/server
                                                enterprise application software
                                                for businesses.
TEVA PHARMACEUTICAL INDS LTD     3.46%          A leading Israeli manufacturer
                                                and exporter of generic, branded
                                                and innovative drugs and active
                                                pharmaceutical ingredients.
SLM CORP                         3.36%          SLM Corp. is a holding company
                                                serving as the major
                                                intermediary to the nations's
                                                higher education credit
                                                market, featuring a leading
                                                source of funds, account
                                                servicing and other operational
                                                support services for federally
                                                insured students and parent
                                                loans.
FOREST LABS INC                  3.31%          Develops, manufactures, and
                                                sells branded and generic
                                                prescription and
                                                non-prescription pharmaceuticals
APOLLO GROUP INC                 3.24%          Provides higher education to
                                                working adults.
LOWES COS INC                    3.12%          The world's second largest home
                                                improvement retailer, with a
                                                specific emphasis on retail
                                                do-it-yourself and commercial
                                                business customers.
--------------------------------------------------------------------------------
Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

                PROVIDENT INVESTMENT COUNSEL GROWTH FUND, CLASS I
================================================================================

SECTOR ALLOCATION
--------------------------------------------------------------------------------
                                                      % OF
                                                    NET ASSETS
                        Consumer Discretionary         21.2%
                        Consumer Staples                2.2%
PIE CHART               Energy                          5.8%
OMITTED                 Financials                     14.3%
                        Health Care                    26.6%
                        Industrials                     6.3%
                        Information Technology         20.6%
                        Materials                       2.0%
                        Short-Term Investments          1.0%



STRATEGIC VIEW
--------------------------------------------------------------------------------
The Fund's largest stock weighting are in the Information Technology, Health Care, Consumer Discretionary and Financials sectors. It is in these four sectors that over 80% of the Fund's net assets are invested, and where we are finding the most robust outlook for earnings growth. As we make changes to the Fund's structure it is with an eye that the environment for equities remains very positive for companies that can grow their earnings per share in an economic climate where year over year growth is slowing.

During 2004 value strategies have outperformed growth strategies. For the better part of the year, the uncertainties in the market place have led investors, in an effort to avoid perceived risk, to seek companies and areas where the stability of earnings per share growth is more important than the absolute growth rate. Consumer Staples and Utilities sectors have been two of the strongest performing sectors this year, while stocks in the higher growth Consumer Discretionary and Information Technology sectors have been two of the poorest performers. In all cases stability of earnings growth, irrespective of the growth rate, has been the key driver. Additionally, stocks within the Energy and Materials sectors, normally areas with modest earnings per share growth, have been very strong performers as a result of perceived longer-term changes in the demand for energy and natural resources as China and other nations in the emerging markets begin the process of becoming global industrial leaders.

As a result, during 2004 the disparity between value and growth stock valuations has become extreme. Value stocks on a relative P/E to growth basis are as expensive today as at any time in the past 20 years. While it is difficult to predict exactly when relative valuations will return to more normalized levels, it is likely that at some point the law of mean reversion will hold sway and growth strategies will begin to outperform value strategies. We believe it is likely that at some point in 2005, as we move into the third year of the economic recovery, growth in revenues and earnings per share will become more difficult to come by as the economy slows. It is at this point that we view growth may begin to enjoy a sustained period of above-average performance as investors become willing to pay a premium for companies with rapid growth characteristics. In the meantime, we will continue to concentrate our efforts on our shareholder's behalf in being sure that the Fund is concentrated in those growth companies where earnings per share growth is not only sustainable but well-above average when compared to the broad stock market as represented by the S&P 500 Index.

            PROVIDENT INVESTMENT COUNSEL SELECT GROWTH FUND, CLASS I
================================================================================



   PHILOSOPHY &
   APPROACH
o Research and invest in large cap companies with above-average, sustainable revenue and earnings growth;
o Utilize fundamental research to build a portfolio of category leading companies that exhibit:
   o  Catalysts for growth
   o  Outstanding company managements
   o  Measurable and superior financial characteristics


   FUND SUMMARY
o  Ticker Symbol: PICTX
o  Fund Number: 1483
o  CUSIP: 719519605
o  Number of Holdings: 28




SELECT GROWTH FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
The Provident Investment Counsel Select Growth Fund, Class I returned -3.69% for the twelve-month period ended October 31, 2004. By comparison the Russell 1000 Growth Index, the Fund's benchmark, produced a return of 3.38%. For the fiscal year the biggest detractors from both an absolute and relative return perspective were performances of the Fund's holdings within the Information Technology and Industrials sectors. While stock selection within the Information Technology sector was a strong positive contributor in 2003, the sector has been weak in 2004. The war in Iraq and other macroeconomic concerns caused investors to become risk averse, and seek perceived "safe havens." This move generally disadvantaged growth stocks, and particularly technology stocks within the growth stock universe. In the Industrials sector the Fund's performance lagged the benchmark. Two specific holdings, Ryanair Holdings and Apollo Group penalized returns for the period.

The strongest sectors contributing to the Fund's total return during this period include Consumer Discretionary, Health Care and Financials. The sectors that detracted the most from the Fund's return were Information Technology and Industrials. The five stocks that have contributed most to the Fund's return during the last fiscal year include eBay, UnitedHealth Group, Pfizer, Countrywide Financial, and Symantec. The five stocks that detracted the most from the Fund's return were Nortel Networks, Agilent Technologies, Intel, Xilinx, and Symantec. All of the worst detractors were technology-related stocks, and we feel that the environment for technology has improved significantly over the recent past and look for the coming year to be a good one for stocks within this important area for growth investors.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
--------------------------------------------------------------------------------
IF INVESTED ON 12/29/99





                     S&P 500    EFFECT               RUSSELL   EFFECT
                      DAILY      ON                   1000       ON
                      REINV.    INVEST-      S&P      GROWTH   INVEST-  RUSSELL
              FUND               MENT      CHANGE      INDEX    MENT    CHANGE
--------------------------------------------------------------------------------

12/29/199    10,000   10,000                0.00%     10,000               0.00%
10/31/2000    8,780    9,820    -102.20    -1.03%      9,396   -807.06    -7.91%
10/31/2001    3,680    7,374   -1260.64   -14.60%      5,643  -1269.84   -18.37%
10/31/2002    2,760    6,260   -1284.03   -17.02%      4,536   -986.88   -17.87%
10/31/2003    3,250    7,562    1021.65    15.62%      5,525    795.08    16.81%
10/31/2004    3,130    8,274     237.88     2.96%      5,712    -42.00    -0.73%

            PROVIDENT INVESTMENT COUNSEL SELECT GROWTH FUND, CLASS I
================================================================================


   PORTFOLIO MANAGERS

     PHOTO OMITTED

  Donald E. Evenson, CFA
   14 Years Experience


      PHOTO OMITTED

  Susan J. Perkins, CFA
   23 Years Experience


      PHOTO OMITTED

   Derek S. Derman, CFA
   13 Years Experience


    RESEARCH ANALYSTS

    Nick A. Blankl, CFA
    5 Years Experience

     Barry B. Burch
    11 Years Experience

    Randal R. Chin, CFA
    16 Years Experience

    Sean C. Kraus, CFA
    8 Years Experience

   James M. Landreth, CFA
    14 Years Experience

   Evelyn D. Lapham, CFA
    23 Years Experience

    Jeffrey W. Lin, CFA
    17 Years Experience

      Rose Han Park
    13 Years Experienc

   Andrew J. Pearl, CFA
   16 Years Experience

   Anne E. Westreich, CFA
    12 Years Experience

     John J. Yoon, CFA
    15 Years Experience


INVESTMENT RESULTS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDING 10/31/04

                                                                     SINCE
                                         1 YEAR      3 YEARS*      INCEPTION*
PIC Select Growth Fund
   (Inception December 29, 1999)        -3.69%        -5.25%        -21.33%
S&P 500 Index                            9.42%         3.92%         -3.76%
Russell 1000 Growth Index                3.38%         0.41%        -10.90%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643.

* Average Annual Total Return represents the average change in account value over the periods indicated. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

   The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Indices do not incur expenses and are not available for investment.

   RISKS: FOREIGN SECURITIES TYPICALLY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS THAN DOMESTIC SECURITIES. SMALL- AND MEDIUM CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.



TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------------
                                 % OF
SECURITY                       NET ASSETS       DESCRIPTION
--------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC           6.88%          Provides health care coverage
                                                and related services, serving
                                                over 48 million Americans.
COUNTRYWIDE FINANCIAL CORP       5.75%          A holding company for
                                                Countrywide Home Loans, Inc.;
                                                engaged in the origination,
                                                purchase, sale and service of
                                                mortgage loans.
SAP AKTIENGESELLSCHAFT           5.22%          German company engaged in the
                                                development of client/server
                                                enterprise application software
                                                for businesses.
CISCO SYS INC                    5.06%          Worldwide leader in networking
                                                for the internet, providing
                                                hardware and software solutions
                                                that link computer networks.
EBAY INC                         4.91%          Provides internet based
                                                services, enabling person-to-
                                                person trading of personal items
                                                in an auction format.
GOLDMAN SACHS GROUP INC          4.79%          Leading global investment
                                                banking and securities firm.
ECHOSTAR COMMUNICATIONS NEW      4.63%          Echostar Communications provides
                                                direct broadcast satellite (DBC)
                                                services nationwide to over 9
                                                million subscribers.
TEVA PHARMACEUTICAL INDS LTD     4.61%          A leading Israeli manufacturer
                                                and exporter of generic, branded
                                                and innovative drugs and active
                                                pharmaceutical ingredients.
ST JUDE MED INC                  4.58%          Develops, makes, and distributes
                                                cardiovascular medical devices
                                                for the global cardiac rhythm
                                                management, cardiac surgery and
                                                cardiology and vascular access
                                                markets.
MAXIM INTEGRATED PRODS INC       4.50%          Maxim Integrated Products
                                                designs, manufactures and
                                                markets linear and mixed-signal
                                                integrated analog circuits.
--------------------------------------------------------------------------------
Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

            PROVIDENT INVESTMENT COUNSEL SELECT GROWTH FUND, CLASS I
--------------------------------------------------------------------------------

SECTOR ALLOCATION
--------------------------------------------------------------------------------

                                                       % OF
                                                    NET ASSETS
                        Consumer Discretionary         20.7%
 PIE CHART              Energy                          3.7%
  OMITTED               Financials                     16.7%
                        Health Care                    33.4%
                        Industrials                     2.4%
                        Information Technology         22.2%
                        Short-Term Investments          0.9%



STRATEGIC VIEW
--------------------------------------------------------------------------------
The Fund's largest stock weightings are in the Information Technology, Health Care, Consumer Discretionary and Financials sectors. It is in these four sectors that over 90% of the Fund's net assets are invested, and where we are finding the most robust outlook for earnings growth. As we make changes to the Fund's structure it is with an eye that the environment for equities remains very positive for companies that can grow their earnings per share in an economic climate where year over year growth is slowing.

During 2004 value strategies have outperformed growth strategies. For the better part of the year, the uncertainties in the market place have led investors, in an effort to avoid perceived risk, to seek companies and areas where the stability of earnings per share growth is more important than the absolute growth rate. Consumer Staples and Utilities sectors have been two of the strongest performing sectors this year, while stocks in the higher growth Consumer Discretionary and Information Technology sectors have been two of the poorest performers. In all cases stability of earnings growth, irrespective of the growth rate, has been the key driver. Additionally, stocks within the Energy and Materials sectors, normally areas with modest earnings per share growth, have been very strong performers as a result of perceived longer-term changes in the demand for energy and natural resources as China and other nations in the emerging markets begin the process of becoming global industrial leaders.

As a result, during 2004 the disparity between value and growth stock valuations has become extreme. Value stocks on a relative price-to-earnings growth basis are as expensive today as at any time in the past 20 years. While it is difficult to predict exactly when relative valuations will return to more normalized levels, it is likely that at some point the law of mean reversion will hold sway and growth strategies will begin to outperform value strategies. We believe it is likely that at some point in 2005, as we move into the third year of the economic recovery, growth in revenues and earnings per share will become more difficult to come by as the economy slows. It is at this point that we view growth may begin to enjoy a sustained period of above-average performance as investors become willing to pay a premium for companies with rapid growth characteristics. In the meantime, we will continue to concentrate our efforts on our shareholder's behalf in being sure that the Fund is concentrated in those growth companies where earnings per share growth is not only sustainable but well-above average when compared to the broad stock market as represented by the S&P 500 Index.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

INFORMATION ABOUT YOUR FUND'S EXPENSES at October 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 - October 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. The example below includes, but is not limited to, management fees, distribution and shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the Example below does not include portfolio trading commissions and related expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             EXPENSES
                                                               PAID
                                    BEGINNING    ENDING      DURING
                                     ACCOUNT     ACCOUNT     PERIOD*  ANNUALIZED
                                      VALUE       VALUE      5/1/04-   EXPENSE
 ACTUAL                               5/1/04     10/31/04    10/31/04   RATIO**
 ------                               ------     --------    --------   -------
Small Cap Growth Fund
   Class I                         $ 1,000.00   $ 1,004.60   $ 5.04    1.00%
   Class A                           1,000.00     1,000.70     7.04    1.40%
Flexible Growth Fund - Class I       1,000.00       995.30     6.17    1.23%
Growth Fund - Class I                1,000.00       985.20     4.74    0.95%
Select Growth Fund - Class I         1,000.00       960.10     5.42    1.10%

HYPOTHETICAL (5% ANNUAL
RETURN BEFORE EXPENSES)
-----------------------
Small Cap Growth Fund
   Class I                         $ 1,000.00   $ 1,020.11   $ 5.08    1.00%
   Class A                           1,000.00     1,018.10     7.10    1.40%
Flexible Growth Fund - Class I       1,000.00     1,018.95     6.24    1.23%
Growth Fund - Class I                1,000.00     1,020.36     4.82    0.95%
Select Growth Fund - Class I         1,000.00     1,019.61     5.58    1.10%

--------
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/366 days (to reflect the one-half year period).

** Provident Investment Counsel, Inc. has agreed to waive fees and/or reimburse fund expenses so that the total annual operating expenses are limited to 1.00% for Small Cap Growth Fund - Class I, 1.40% for Small Cap Growth Fund - Class A, 1.00% for Flexible Growth Fund - Class I, 0.95% for Growth Fund - Class I, and 1.10% for Select Growth Fund - Class I.


                            PIC SMALL CAP GROWTH FUND
================================================================================

SCHEDULE OF INVESTMENTS at October 31, 2004
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 97.0%
AEROSPACE & DEFENSE: 0.6%
    52,300     Esterline Technologies Corp.* ....................     $1,652,680
    25,150     Hexcel Corp.* ....................................        389,825
                                                                      ----------
                                                                       2,042,505
                                                                      ----------
AGRICULTURE CHEMICALS: 0.8%
   149,800     Agrium, Inc. # ...................................      2,485,182
                                                                      ----------

AIR FREIGHT & COURIERS: 1.1%
    55,600     UTI Worldwide, Inc. # ............................      3,614,000
                                                                      ----------

BANKS: 3.4%
   122,708     Southwest Bancorporation Of Texas, Inc. ..........      2,876,276
    66,032     UCBH Holdings, Inc. ..............................      2,845,319
    49,100     Westcorp, Inc. ...................................      1,960,072
    54,622     Wintrust Financial Corp ..........................      3,113,454
                                                                      ----------
                                                                      10,795,121
                                                                      ----------
BIOTECHNOLOGY: 1.7%
    60,500     Digene Corp.* ....................................      1,521,575
   117,800     Protein Design Labs, Inc.* .......................      2,255,870
   107,800     Tanox, Inc.* .....................................      1,692,460
                                                                      ----------
                                                                       5,469,905
                                                                      ----------
CHEMICALS: 1.7%
    27,500     Minerals Technologies, Inc. ......................      1,652,750
    71,950     OM Group, Inc.* ..................................      2,373,630
    50,200     Symyx Technologies, Inc.* ........................      1,228,143
                                                                      ----------
                                                                       5,254,523
                                                                      ----------
COMMERCIAL SERVICES & SUPPLIES: 5.4%
    73,600     Administaff, Inc.* ...............................        842,720
    78,452     CoStar Group, Inc.* ..............................      3,167,107
    47,834     Education Management Corp.* ......................      1,282,908
    90,800     Euronet Worldwide, Inc.* .........................      2,081,136
   153,000     Navigant Consulting, Inc.* .......................      3,805,110
    71,904     Resources Connection, Inc.* ......................      3,018,530
    32,200     Strayer Education, Inc ...........................      3,124,688
                                                                      ----------
                                                                      17,322,199
                                                                      ----------
COMMUNICATIONS EQUIPMENT: 3.0%
    59,700     Avocent Corp.* ...................................      2,125,320
    79,400     F5 Networks, Inc.* ...............................      3,172,030
   187,105     Tekelec* .........................................      4,176,184
                                                                      ----------
                                                                       9,473,534
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS: 1.3%
    41,000     Avid Technology, Inc.* ...........................      2,172,180
   310,200     Brocade Communications Systems, Inc.* ............      2,106,258
                                                                      ----------
                                                                       4,278,438
                                                                      ----------
CONSTRUCTION & ENGINEERING: 1.2%
   128,100     Chicago Bridge & Iron Co. - ADR ..................      3,964,695
                                                                      ----------

CONSULTING SERVICES: 0.6%
    46,000     Charles River Associates, Inc.* ..................      1,848,280
                                                                      ----------








--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
CONSUMER PRODUCTS: 1.5%
   100,200     Fossil Inc.* .....................................     $2,981,952
    70,700     Helen of Troy, Ltd. #* ...........................      1,877,085
                                                                      ----------
                                                                       4,859,037
                                                                      ----------
DENTAL SUPPLIES & EQUIPMENT: 0.5%
   151,530     Align Technology, Inc.* ..........................      1,572,124
                                                                      ----------

E-COMMERCE: 0.2%
    12,100     Ctrip.com International, Ltd. - ADR* .............        483,637
                                                                      ----------

ELECTRICAL EQUIPMENT: 1.4%
   205,500     Power-One Inc.* ..................................      1,442,610
    47,200     Roper Industries, Inc. ...........................      2,910,352
                                                                      ----------
                                                                       4,352,962
                                                                      ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 4.7%
   144,100     Aeroflex, Inc.* ..................................      1,599,510
    63,400     Benchmark Electronics, Inc.* .....................      2,153,698
   105,700     Cherokee International Corp.* ....................        729,330
   124,700     FARO Technologies, Inc.* .........................      3,098,795
    71,806     FLIR Systems, Inc.* ..............................      3,820,797
   123,850     Trimble Navigation, Ltd.* ........................      3,553,256
                                                                      ----------
                                                                      14,955,386
                                                                      ----------
E-MARKETING: 0.3%
   116,400     aQuantive, Inc.* .................................      1,041,780
                                                                      ----------

ENERGY EQUIPMENT & SERVICES: 2.2%
    87,000     Headwaters, Inc.* ................................      2,740,500
   202,000     KFx, Inc.* .......................................      1,886,680
    79,935     TETRA Technologies, Inc.* ........................      2,393,254
                                                                      ----------
                                                                       7,020,434
                                                                      ----------
FINANCIAL GUARANTEE INSTITUTIONS: 0.3%
    66,700     Primus Guaranty, Ltd. #* .........................        877,105
                                                                      ----------

FOOD & DRUG RETAILING: 1.1%
   125,350     United Natural Foods, Inc.* ......................      3,408,266
                                                                      ----------

HEALTH CARE EQUIPMENT & SUPPLIES: 4.4%
    20,000     Foxhollow Technologies, Inc.* ....................        411,600
    88,400     I-Flow Corp.* ....................................      1,223,456
    77,942     Immucor, Inc.* ...................................      2,404,511
    95,400     Intuitive Surgical, Inc.* ........................      2,783,772
   124,000     Merit Medical Systems, Inc.* .....................      1,283,400
    55,900     Ventana Medical Systems, Inc.* ...................      3,025,308
    45,400     Wright Medical Group, Inc.* ......................      1,172,682
    49,339     Zoll Medical Corp.* ..............................      1,578,848
                                                                      ----------
                                                                      13,883,577
                                                                      ----------
HEALTH CARE PROVIDERS & SERVICES: 6.6%
    76,400     America Service Group, Inc.* .....................      2,732,828
   187,700     American Healthways, Inc.* .......................      5,664,786
    44,400     AMERIGROUP Corp.* ................................      2,664,000
     5,900     Omnicell, Inc.* ..................................         60,918
    27,000     Pediatrix Medical Group, Inc.* ...................      1,518,750



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       18


                            PIC SMALL CAP GROWTH FUND
================================================================================

SCHEDULE OF INVESTMENTS at October 31, 2004 (continued)
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

    79,400     Radiation Therapy Services, Inc.* ................     $  789,633
    83,599     United Surgical Partners International, Inc.* ....      2,926,801
   153,546     VCA Antech, Inc.* ................................      3,442,501
    47,600     WellCare Health Plans, Inc.* .....................      1,090,040
                                                                      ----------
                                                                      20,890,257
                                                                      ----------
HOTELS, RESTAURANTS & LEISURE: 5.0%
    68,600     Gaylord Entertainment Co.* .......................      2,298,786
    46,550     Penn National Gaming, Inc.* ......................      1,933,222
    25,942     P.F. Chang's China Bistro, Inc.* .................      1,318,891
    33,810     RARE Hospitality International, Inc.* ............        936,875
    59,600     Red Robin Gourmet Burgers, Inc.* .................      2,485,916
    74,792     Station Casinos, Inc. ............................      3,810,652
   106,700     WMS Industries, Inc.* ............................      3,120,975
                                                                      ----------
                                                                      15,905,317
                                                                      ----------
IDENTIFICATION SYSTEMS: 0.4%
    64,500     Cogent, Inc.* ....................................      1,234,143
                                                                      ----------

INSURANCE: 0.9%
    98,600     Direct General Corp ..............................      2,908,700
                                                                      ----------

INTERNET SOFTWARE & SERVICES: 4.3%
   166,500     Akamai Technologies, Inc.* .......................      2,306,025
    81,900     Ask Jeeves, Inc.* ................................      2,111,382
   169,900     CNET Networks, Inc.* .............................      1,388,083
   118,300     Equinex, Inc.* ...................................      4,458,727
    32,500     InfoSpace, Inc.* .................................      1,706,250
   122,600     Motive, Inc.* ....................................      1,869,650
                                                                      ----------
                                                                      13,840,117
                                                                      ----------
INVESTMENT MANAGEMENT SERVICES: 0.3%
    35,500     National Financial Partners Corp .................      1,091,270
                                                                      ----------

IT CONSULTING & SERVICES: 6.1%
    93,300     Alliance Data Systems Corp.* .....................      3,944,724
    81,467     Anteon International Corp.* ......................      3,201,653
    60,400     CACI International, Inc. - Class A* ..............      3,682,588
    67,700     Cognizant Technology Solutions Corp.* ............      2,301,800
    75,900     iPayment Holdings, Inc.* .........................      3,401,079
    56,100     SRA International, Inc. - Class A* ...............      3,015,936
                                                                      ----------
                                                                      19,547,780
                                                                      ----------
MACHINERY: 2.1%
    19,400     A.S.V., Inc.* ....................................        702,280
    31,950     Bucyrus International, Inc. ......................        958,500
    73,800     Joy Global, Inc. .................................      2,493,702
    64,200     Terex Corp.* .....................................      2,439,600
                                                                      ----------
                                                                       6,594,082
                                                                      ----------



--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MEDIA: 0.9%
    63,103     Cumulus Media, Inc. - Class A* ...................     $1,025,424
   185,363     Spanish Broadcasting System - Class A* ...........      1,875,874
                                                                      ----------
                                                                       2,901,298
                                                                      ----------
MULTILINE RETAIL: 0.7%
    66,200     Tuesday Morning Corp.* ...........................      2,160,768
                                                                      ----------
OIL & GAS: 3.6%
    71,700     Delta Petroleum Corp.* ...........................      1,027,461
   844,800     Denbury Resources, Inc.* .........................      1,111,040
    51,000     Plains Exploration & Production Co.* .............      1,275,000
    32,300     Southwestern Energy Co.* .........................     .1,483,862
   106,200     Superior Energy Services, Inc.* ..................      1,368,918
    56,400     Unit Corp.* ......................................      2,091,876
   144,700     W-H Energy Services, Inc.* .......................     .2,944,645
                                                                      ----------
                                                                      11,302,802
                                                                      ----------
PHARMACEUTICALS: 2.6%
    53,200     American Pharmaceutical Partners, Inc.* ..........      1,485,344
    53,650     Bradley Pharmaceuticals, Inc.* ...................        888,444
   111,077     K-V Pharmaceutical Co. - Class A* ................      2,212,654
    24,318     Medicis Pharmaceutical Corp. - Class A ...........        989,013
   103,602     The Medicines Co.* ...............................      2,759,957
                                                                      ----------
                                                                       8,335,412
                                                                      ----------
RECREATIONAL CENTERS: 0.4%
    49,100     LIFE TIME FITNESS, Inc.* .........................      1,144,030
                                                                      ----------

SCHOOLS: 0.4%
    36,300     Universal Technical Institute, Inc.* .............      1,191,003
                                                                      ----------

SEMICONDUCTORS: 3.5%
    84,600     Emulex Corp.* ....................................        889,146
    41,500     Integrated Circuit Systems, Inc.* ................        935,825
   189,200     Microsemi Corp.* .................................      2,940,168
   163,100     OmniVision Technologies, Inc.* ...................      2,593,290
   146,100     Pixelworks, Inc.* ................................      1,649,469
    89,100     Silicon Image, Inc.* .............................      1,220,670
   116,200     Skyworks Solutions, Inc.* ........................      1,033,018
                                                                      ----------
                                                                      11,261,586
                                                                      ----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                                       19


                            PIC SMALL CAP GROWTH FUND
================================================================================

SCHEDULE OF INVESTMENTS at October 31, 2004 (continued)
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT: 0.8%
    24,400     Brooks Automation, Inc.* .........................     $  363,072
    45,821     Cymer, Inc.* .....................................      1,306,815
    46,000     FEI Co.* .........................................        890,560
                                                                      ----------
                                                                       2,560,447
                                                                      ----------
SOFTWARE: 5.4%
    46,600     Altiris, Inc.* ...................................      1,267,287
    51,574     FileNet Corp.* ...................................      1,435,304
   124,400     Macromedia, Inc.* ................................      3,376,216
    73,900     Open Solutions, Inc.* ............................      2,081,394
    58,600     Salesforce.com, Inc.* ............................      1,190,752
   105,700     Sonic Solutions* .................................      2,098,145
   105,600     SS&C Technologies, Inc. ..........................      2,496,384
   335,850     TIBCO Software, Inc.* ............................      3,264,462
                                                                      ----------
                                                                      17,209,944
                                                                      ----------
SPECIALTY RETAIL: 6.0%
  1151,730     Aaron Rents, Inc. ................................      3,292,541
   188,950     Aeropostale, Inc.* ...............................      2,806,372
    26,600     Build-A-Bear-Workshop, Inc.* .....................        649,306
    35,500     Celebrate Express, Inc.* .........................        603,145
    86,500     Claire's Stores, Inc. ............................      2,250,730
    72,942     Cost Plus, Inc.* .................................      2,356,027
    45,000     Guitar Center, Inc.* .............................      2,008,350
    57,800     Pacific Sunwear of California, Inc.* .............      1,354,832
    51,100     Tractor Supply Co.* ..............................      1,853,908
    43,600     Urban Outfitters, Inc.* ..........................      1,787,600
                                                                      ----------
                                                                      18,962,811
                                                                      ----------
STEEL PRODUCERS: 0.5%
    47,500     Steel Dynamics, Inc. .............................      1,577,000
                                                                      ----------

TELECOMMUNICATION EQUIPMENT: 0.4%
    60,500     Ditech Communications Corp.* .....................      1,387,870
                                                                      ----------

TEXTILES, APPAREL & LUXURY GOODS: 1.6%
    24,000     Oxford Industries, Inc. ..........................        890,160
   151,796     Quiksilver, Inc.* ................................      4,136,441
                                                                      ----------
                                                                       5,026,601
                                                                      ----------
THRIFTS & MORTGAGE FINANCE: 1.2%
    81,986     BankUnited Financial Corp. - Class A* ............      2,439,084
    62,300     Commercial Capital Bancorp, Inc. .................      1,397,389
                                                                      ----------
                                                                       3,836,473
                                                                      ----------





--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS: 1.4%
   132,000     MSC Industrial Direct Co., Inc. - Class A ........     $4,506,480
                                                                      ----------

TRUCKING: 1.1%
   128,962     Old Dominion Freight Line, Inc.* .................      3,614,160
                                                                      ----------

WIRELESS TELECOMMUNICATIONS: 3.4%
   111,850     NII Holdings, Inc.* ..............................      4,951,599
    97,200     Novatel Wireless, Inc.* ..........................      2,016,900
   127,500     Western Wireless Corp. - Class A* ................      3,715,350
                                                                      ----------
                                                                      10,683,849
                                                                      ----------
TOTAL COMMON STOCKS
   (cost $240,996,316) ..........................................    308,676,890
                                                                     -----------

MONEY MARKET INVESTMENTS: 4.4%
 7,050,438     SEI Daily Income Treasury Fund ...................      7,050,438
 7,066,578     SEI Daily Income Trust Government Fund ...........      7,066,578
                                                                     -----------

TOTAL MONEY MARKET INVESTMENTS
   (cost $14,117,016) ...........................................     14,117,016
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES
   (cost $255,113,332): 101.4% ..................................    322,793,906
   Liabilities in Excess of Other Assets: (1.4%) ................     (4,548,322)
                                                                     -----------

NET ASSETS: 100.0% ..............................................   $318,245,584
                                                                    ============
--------
   *  Non-income producing security.
   #  U.S. traded security of a foreign issuer.
   ADR - American Depositary Receipt.









SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                                       20


                            PIC FLEXIBLE GROWTH FUND
================================================================================

SCHEDULE OF INVESTMENTS at October 31, 2004
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 98.8%
AEROSPACE/DEFENSE: 1.2%
       825     Rockwell Collins, Inc. ............................    $   29,263
                                                                      ----------

AIR FREIGHT & COURIERS: 1.3%
       790     J.B. Hunt Transport Services, Inc. ................        32,279
                                                                      ----------

AUTOMOBILES & MOTORCYCLES: 1.8%
       785     Harley-Davidson, Inc. .............................        45,192
                                                                      ----------

BANKS: 1.9%
       800     Commerce Bancorp, Inc. ............................        47,392
                                                                      ----------

BIOTECHNOLOGY: 2.2%
     1,195     Genentech, Inc.* ..................................        54,408
                                                                      ----------

COMMERCIAL SERVICES & SUPPLIES: 3.5%
     1,293     Apollo Group, Inc. - Class A* .....................        85,338
                                                                      ----------

COMMUNICATIONS EQUIPMENT: 4.9%
     4,555     Cisco Systems, Inc.* ..............................        87,502
     1,960     Motorola, Inc. ....................................        33,830
                                                                      ----------
                                                                         121,332
                                                                      ----------
COMPUTER SERVICES: 3.7%
     2,690     Cognizant Technology Solutions Corp. - Class A* ...        91,460
                                                                      ----------

CONSUMER FINANCE: 6.2%
       955     Capital One Financial Corp. .......................        70,441
     1,810     SLM Corp. .........................................        81,921
                                                                      ----------
                                                                         152,362
                                                                      ----------
CRUISE LINES: 1.5%
       750     Carnival Corp. ....................................        37,920
                                                                      ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.2%
     3,755     Sanmina-SCI Corp.* ................................        30,040
                                                                      ----------

ENERGY EQUIPMENT & SERVICES: 2.2%
     1,070     BJ Services Co. ...................................        54,570
                                                                      ----------




--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

HEALTHCARE EQUIPMENT & SUPPLIES: 13.1%
       805     Alcon, Inc.# ......................................    $   57,316
       850     Guidant Corp. .....................................        56,627
     1,400     St. Jude Medical, Inc.* ...........................       107,198
     1,240     Varian Medical Systems, Inc.* .....................        49,786
       670     Zimmer Holdings, Inc.* ............................        51,985
                                                                      ----------
                                                                         322,912
                                                                      ----------
HEALTHCARE PROVIDERS & SERVICES: 7.5%
     2,555     UnitedHealth Group, Inc. ..........................       184,982
                                                                      ----------

HOUSEHOLD DURABLES: 1.1%
       495     Pulte Homes, Inc. .................................        27,166
                                                                      ----------

INTERNET SECURITY: 1.4%
       595     Symantec Corp.* ...................................        33,879
                                                                      ----------

INTERNET SOFTWARE & SERVICES: 2.3%
     1,560     YAHOO!, Inc.* .....................................        56,456
                                                                      ----------

INVESTMENT BANKING: 2.2%
       540     The Goldman Sachs Corp, Inc. ......................        53,125
                                                                      ----------

IT CONSULTING & SERVICES: 1.6%
     1,210     Paychex, Inc. .....................................        39,681
                                                                      ----------

MEDIA: 4.4%
     2,010     Echostar Communications Corp. - Class A* ..........        63,556
     1,470     Univision Communications, Inc.* ...................        45,511
                                                                      ----------
                                                                         109,067
                                                                      ----------
MUTLILINE RETAIL: 3.5%
      1940     Dollar Tree Stores, Inc.* .........................        27,166
     1,135     Kohl's Corp.* .....................................        57,613
                                                                      ----------
                                                                          84,779
                                                                      ----------
OIL & GAS: 3.4%
       730     Nabors Industries, Ltd.* ..........................        35,858
       840     Smith International, Inc.* ........................        48,787
                                                                      ----------
                                                                          84,645
                                                                      ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       21



                            PIC FLEXIBLE GROWTH FUND
================================================================================

SCHEDULE OF INVESTMENTS at October 31, 2004 (continued)
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS: 6.8%
     1,825     Forest Laboratories, Inc.* ........................    $   81,395
     3,295     Teva Pharmaceutical Industries Ltd. - ADR .........        85,670
                                                                      ----------
                                                                         167,065
                                                                      ----------
RETAIL - DRUG STORES: 2.1%
     1,200     CVS Corp. .........................................        52,152
                                                                      ----------

RETAIL - GARDENING PRODUCTS: 1.7%
     1,180     Tractor Supply Co.* ...............................        42,810
                                                                      ----------

SEMICONDUCTORS: 1.5%
     1,320     Broadcom Corp. - Class A* .........................        35,706
                                                                      ----------

SOFTWARE: 5.5%
     1,120     Cognos, Inc.#* ....................................        44,251
     2,135     SAP AG - ADR ......................................        91,058
                                                                      ----------
                                                                         135,309
                                                                      ----------
SPECIALTY RETAIL: 3.2%
     1,385     Lowe's Companies, Inc. ............................        77,948
                                                                      ----------

TEXTILES APPAREL & LUXURY GOODS: 1.7%
     1,155     Polo Ralph Lauren Corp. ...........................        42,654
                                                                      ----------

THRIFTS & MORTGAGE FINANCE: 4.2%
     3,210     Countrywide Financial Corp. .......................       102,495
                                                                      ----------


TOTAL COMMON STOCKS
               (cost $2,428,774) .................................     2,434,387
                                                                      ----------




--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

MONEY MARKET INVESTMENTS: 0.6%
     7,288     SEI Daily Income Treasury Fund ....................    $    7,288
     7,288     SEI Daily Income Trust Government Fund ............         7,288
                                                                      ----------

TOTAL MONEY MARKET INVESTMENTS
   (cost $14,576) ................................................        14,576

TOTAL INVESTMENTS IN SECURITIES
   (cost $2,443,350): 99.4% ......................................     2,448,963
Assets in Excess of Other Liabilities: 0.6% ......................        14,765
                                                                      ----------
NET ASSETS: 100.0%                                                    $2,463,728
                                                                      ==========
-------------
*  Non-income producing security.
#  U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt.

















SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                                       22



                                 PIC GROWTH FUND
================================================================================

SCHEDULE OF INVESTMENTS at October 31, 2004
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 99.2%
AEROSPACE/DEFENSE: 1.8%
      4,500    Rockwell Collins, Inc. ..........................    $   159,615
                                                                    -----------

AIR FREIGHT & COURIERS: 1.3%
      2,900    J.B. Hunt Transport Services, Inc. ..............        118,494
                                                                    -----------

AUTOMOBILES & MOTORCYCLES: 1.8%
      2,800    Harley Davidson, Inc. ...........................        161,196
                                                                    -----------

BANKS: 1.9%
      2,900    Commerce Bancorp, Inc. ..........................        171,796
                                                                    -----------

BIOTECHNOLOGY: 2.2%
      4,300    Genentech, Inc.* ................................        195,779
                                                                    -----------

CHEMICALS: 2.2%
      4,600    Praxair, Inc. ...................................        194,120
                                                                    -----------

COMMERCIAL SERVICES & SUPPLIES: 3.2%
      4,430    Apollo Group, Inc. - Class A* ...................        292,380
                                                                    -----------

COMMUNICATIONS EQUIPMENT: 5.5%
     19,500    Cisco Systems, Inc.* ............................        374,595
      7,100    Motorola, Inc. ..................................        122,546
                                                                    -----------
                                                                        497,141
                                                                    -----------
CONSUMER FINANCE: 6.1%
      3,400    Capital One Financial Corp. .....................        250,784
      6,700    SLM Corp. .......................................        303,242
                                                                    -----------
                                                                        554,026
                                                                    -----------
CRUISE LINES: 1.5%
      2,700    Carnival Corp. ..................................        136,512
                                                                    -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.2%
     13,600    Sanmina-SCI Corp.* ..............................        108,800
                                                                    -----------

ENERGY EQUIPMENT & SERVICES: 2.3%
      4,100    BJ Services Co. .................................        209,100
                                                                    -----------

HEALTHCARE EQUIPMENT & SUPPLIES: 12.5%
      3,000    Alcon, Inc.# ....................................        213,600
      3,100    Guidant Corp. ...................................        206,522
      5,200    St. Jude Medical, Inc.* .........................        398,164
      4,500    Varian Medical Systems, Inc.* ...................        180,675
      1,700    Zimmer Holdings, Inc.* ..........................        131,903
                                                                    -----------
                                                                      1,130,864
                                                                    -----------
HEALTHCARE PROVIDERS & SERVICES: 5.1%
      6,300    UnitedHealth Group, Inc. ........................        456,120
                                                                    -----------

HOUSEHOLD DURABLES: 1.2%
      1,900    Pulte Homes, Inc. ...............................        104,272
                                                                    -----------




--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

INTERNET CATALOG RETAIL: 2.4%
      2,200    eBay, Inc.* .....................................    $   214,742
                                                                    -----------

INTERNET SECURITY: 1.4%
      2,300    Symantec Corp.* .................................        130,962
                                                                    -----------

INTERNET SOFTWARE & SERVICES: 2.1%
      5,300    YAHOO!, Inc.* ...................................        191,807
                                                                    -----------

INVESTMENT BANKING: 2.2%
      2,000    The Goldman Sachs Group, Inc. ...................        196,760
                                                                    -----------

IT CONSULTING & SERVICES: 1.6%
      4,400    Paychex, Inc. ...................................        144,294
                                                                    -----------

MEDIA: 4.4%
      7,300    Echostar Communications Corp. - Class A* ........        230,826
      5,400    Univision Communications, Inc.* .................        167,184
                                                                    -----------
                                                                        398,010
                                                                    -----------
MUTLILINE RETAIL: 3.4%
     13,400    Dollar Tree Stores, Inc.* .......................         98,260
      4,116    Kohl's Corp.* ...................................        208,928
                                                                    -----------
                                                                        307,188
                                                                    -----------
OIL & GAS: 3.5%
      2,700    Nabors Industries, Ltd.* ........................        132,624
      3,100    Smith International, Inc.* ......................        180,048
                                                                    -----------
                                                                        312,672
                                                                    -----------
PHARMACEUTICALS: 6.8%
      6,700    Forest Laboratories, Inc.* ......................        298,820
     12,000    Teva Pharmaceutical Industries Ltd. - ADR .......        312,000
                                                                    -----------
                                                                        610,820
                                                                    -----------
RETAIL - DRUG STORES: 2.2%
      4,500    CVS Corp. .......................................        195,570
                                                                    -----------

RETAIL - GARDENING PRODUCTS: 1.7%
      4,300    Tractor Supply Co.* .............................        156,004
                                                                    -----------

SEMICONDUCTORS: 3.8%
      4,800    Broadcom Corp. - Class A* .......................        129,840
      4,800    Maxim Integrated Products, Inc. .................        211,152
                                                                    -----------
                                                                        340,992
                                                                    -----------
SOFTWARE: 5.0%
      3,000    Cognos, Inc.#* ..................................        118,530
      7,800    SAP AG - ADR ....................................        332,670
                                                                    -----------
                                                                        451,200
                                                                    -----------
SPECIALTY RETAIL: 3.1%
      5,000    Lowe's Companies, Inc. ..........................        281,400
                                                                    -----------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






                                       23



                                 PIC GROWTH FUND
================================================================================

SCHEDULE OF INVESTMENTS at October 31, 2004 (continued)
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
TEXTILES APPAREL & LUXURY GOODS: 1.7%
      4,200    Polo Ralph Lauren Corp. .........................    $   155,106
                                                                    -----------

THRIFTS & MORTGAGE FINANCE: 4.1%
     11,698    Countrywide Financial Corp. .....................        373,517
                                                                    -----------

TOTAL COMMON STOCKS
               (cost $6,938,867) ...............................      8,951,259
                                                                    -----------






--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

MONEY MARKET INVESTMENTS: 1.0%
     45,352    SEI Daily Income Treasury Fund ..................    $    45,352
     45,353    SEI Daily Income Trust Government Fund ..........         45,353
                                                                    -----------

TOTAL MONEY MARKET INVESTMENTS
               (cost $90,705) ..................................         90,705
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES
   (cost $7,029,572): 100.2% ...................................      9,041,964
Liabilities in Excess of Other Assets: (0.2%) ..................        (21,204)
                                                                    -----------

NET ASSETS: 100.0% .............................................    $ 9,020,760
                                                                    ===========

-----------
*  Non-income producing security.
#  U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt.











SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






                                       24



                             PIC SELECT GROWTH FUND
================================================================================

SCHEDULE OF INVESTMENTS at October 31, 2004 (continued)
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 100.1%
AUTOMOBILES & MOTORCYCLES: 2.8%
       8,600   Harley-Davidson, Inc. ..........................    $    495,102
                                                                   ------------

BIOTECHNOLOGY: 3.7%
      14,800   Genentech, Inc.* ...............................         673,844
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES: 2.4%
       6,500   Apollo Group, Inc. - Class A* ..................         429,000
                                                                   ------------

COMMUNICATIONS EQUIPMENT: 8.0%
      47,100   Cisco Systems, Inc.* ...........................         904,791
      30,700   Motorola, Inc. .................................         529,882
                                                                   ------------
                                                                      1,434,673
                                                                   ------------
CONSUMER FINANCE: 6.4%
       7,900   Capital One Financial Corp. ....................         582,704
      12,300   SLM Corp. ......................................         556,698
                                                                   ------------
                                                                      1,139,402
                                                                   ------------
ENERGY EQUIPMENT & SERVICES: 3.8%
      13,200   BJ Services Co. ................................         673,200
                                                                   ------------

HEALTHCARE EQUIPMENT & SUPPLIES: 14.2%
      11,600   Guidant Corp. ..................................         772,792
      10,700   St. Jude Medical, Inc.* ........................         819,299
      10,100   Varian Medical Systems, Inc.* ..................         405,515
       6,900   Zimmer Holdings, Inc.* .........................         535,371
                                                                   ------------
                                                                      2,532,977
                                                                   ------------

HEALTHCARE PROVIDERS & SERVICES: 6.9%
      17,000   UnitedHealth Group, Inc. .......................       1,230,800
                                                                   ------------

INTERNET CATALOG RETAIL: 4.9%
       9,000   eBay, Inc.* ....................................         878,490
                                                                   ------------

INTERNET SECURITY: 3.0%
       9,300   Symantec Corp.* ................................         529,542
                                                                   ------------

INVESTMENT BANKING: 4.8%
       8,700   The Goldman Sachs Group, Inc. ..................         855,906
                                                                   ------------

MEDIA: 4.6%
      26,200   EchoStar Communications Corp. - Class A* .......         828,444
                                                                   ------------

MULTILINE RETAIL: 4.3%
      15,300   Kohl's Corp.* ..................................         776,628
                                                                   ------------





--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS: 8.9%
      17,200   Forest Laboratories, Inc. - Class A* ...........    $    767,120
      31,700   Teva Pharmaceutical Industries Ltd. - ADR ......         824,200
                                                                   ------------
                                                                      1,591,320
                                                                   ------------
SEMICONDUCTORS: 6.2%
      11,400   Broadcom Corp. - Class A* ......................         308,370
      18,300   Maxim Integrated Products, Inc. ................         805,017
                                                                   ------------
                                                                      1,113,387
                                                                   ------------
SOFTWARE: 5.2%
      21,900   SAP AG - ADR ...................................         934,035
                                                                   ------------

SPECIALTY RETAIL: 4.3%
      13,600   Lowe's Companies, Inc. .........................         765,408
                                                                   ------------

THRIFTS & MORTGAGE FINANCE: 5.7%
      32,198   Countrywide Financial Corp .....................       1,028,082
                                                                   ------------

TOTAL COMMON STOCKS
               (cost $16,344,535) .............................      17,910,240
                                                                   ------------

MONEY MARKET INVESTMENTS: 1.0%
      83,761   SEI Daily Income Treasury Fund .................          83,761
      83,762   SEI Daily Income Trust Government Fund .........          83,762
                                                                   ------------

TOTAL MONEY MARKET INVESTMENTS
               (cost $167,523) ................................         167,523
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
   (cost $16,512,058): 101.1% .................................      18,077,763
Liabilities in Excess of Other Assets: (1.1%) .................        (192,021)
                                                                   ------------
NET ASSETS: 100.0% ............................................    $ 17,885,742
                                                                   ============

*  Non-income producing security.
ADR - American Depositary Receipt.






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






                                       25




                      STATEMENTS OF ASSETS AND LIABILITIES
===================================================================================================================
October 31, 2004
-------------------------------------------------------------------------------------------------------------------
                                                      PIC                PIC                             PIC
                                                    SMALL CAP     FLEXIBLE GROWTH       PIC          SELECT GROWTH
                                                  GROWTH FUND          FUND         GROWTH FUND          FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at cost .......................   $ 255,113,332    $   2,443,350    $   7,029,572    $  16,512,058
                                                 =============    =============    =============    =============
   Investments at value ......................   $ 322,793,906    $   2,448,963    $   9,041,964    $  18,077,763
   Cash ......................................            --              1,000             --               --

Receivables:
   Investments sold ..........................       2,647,536           46,523             --               --
   Fund shares sold ..........................          75,468             --               --               --
   Dividends and interest ....................          11,095              421            1,494            2,362
   Due from Advisor ..........................            --             14,648           15,504            1,113
Prepaid expenses .............................          22,436            1,810            9,795            7,137
Other assets .................................          16,332             --             26,262             --
                                                 -------------    -------------    -------------    -------------
     Total assets ............................     325,566,773        2,513,365        9,095,019       18,088,375
                                                 -------------    -------------    -------------    -------------

LIABILITIES:
   Payables:
     Investments purchased ...................       6,262,092             --               --               --
     Fund shares redeemed ....................         640,608            3,185             --            160,000
     Management fees .........................         210,842             --               --               --
     Distribution and service fees ...........          94,447              293             --              2,304
     Fund accounting fees ....................          16,293            5,400            6,627            4,203
     Transfer agent fees .....................           7,164            5,099           21,812            4,664
     Custody fees ............................          18,013            4,386            2,669            2,998
     Fund administration fees ................          26,047            2,548            2,548            3,073
     Deferred trustees' compensation (Note 3)           32,168            8,056           18,404            2,779
     Accrued expenses ........................          13,515           20,670           22,199           22,612
                                                 -------------    -------------    -------------    -------------
       Total liabilities .....................       7,321,189           49,637           74,259          202,633
                                                 -------------    -------------    -------------    -------------

NET ASSETS ...................................   $ 318,245,584    $   2,463,728    $   9,020,760    $  17,885,742
                                                 =============    =============    =============    =============

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital)   $ 336,115,797    $   5,205,841    $  64,965,672    $  41,429,667
   Undistributed net investment (loss) .......         (32,168)          (8,056)         (18,404)          (2,779)
   Undistributed net realized (loss)
     from investment transactions ............     (85,518,619)      (2,739,670)     (57,938,900)     (25,106,851)
   Net unrealized appreciation of investments       67,680,574            5,613        2,012,392        1,565,705
                                                 -------------    -------------    -------------    -------------

NET ASSETS ...................................   $ 318,245,584    $   2,463,728    $   9,020,760    $  17,885,742
                                                 =============    =============    =============    =============

NET ASSET VALUE, OFFERING PRICE
AND REDEMPTION PRICE PER SHARE:
CLASS A SHARES:
   Net assets ................................     101,258,774             --               --               --
   Shares Outstanding (Unlimited number
     of shares authorized, par value $0.01) ..       7,406,137             --               --               --
   NET ASSET VALUE PER SHARE .................   $       13.67    $        --      $        --      $        --
                                                 =============    =============    =============    =============
   MAXIMUM OFFERING PRICE PER SHARE
     (NET ASSET VALUE DIVIDED BY 94.25%) .....   $       14.50    $        --      $        --      $        --
                                                 =============    =============    =============    =============

CLASS I SHARES:
   Net assets ................................     216,986,810        2,463,728        9,020,760       17,885,742
   Shares Outstanding (Unlimited number
     of shares authorized, par value $0.01) ..      14,337,519          144,441        1,233,777        5,718,072
   NET ASSET VALUE, OFFERING PRICE AND
     REDEMPTION PRICE PER SHARE ..............   $       15.13    $       17.06    $        7.31    $        3.13
                                                 =============    =============    =============    =============





See Accompanying Notes to Financial Statements.





                                       26

                            STATEMENTS OF OPERATIONS
==========================================================================================================================
For the Year Ended October 31, 2004
--------------------------------------------------------------------------------------------------------------------------
                                                                   PIC             PIC                            PIC
                                                                SMALL CAP   FLEXIBLE GROWTH     PIC         SELECT GROWTH
                                                               GROWTH FUND        FUND        GROWTH FUND        FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (net of foreign withholding
     taxes of 3,677, 32, 4,835, and 2,211) ................   $   342,133    $     8,502    $   136,623    $    69,927
   Interest ...............................................        89,530            632          3,766          1,883
                                                              -----------    -----------    -----------    -----------
     Total investment income ..............................       431,663          9,134        140,389         71,810
                                                              -----------    -----------    -----------    -----------

EXPENSES:
   Management fees (Note 3) ...............................     2,587,745         28,002        264,915        180,516
   Distribution and service fees
        (Notes 4 and 5):
     Class A ..............................................       340,296           --             --             --
     Class B ..............................................          --            5,356           --             --
     Class I ..............................................          --             --             --           30,086
   Administration fees (Note 3) ...........................       311,173         34,306         61,560         39,927
   Fund accounting fees ...................................        90,897         36,447         38,772         32,547
   Transfer agent fees ....................................        39,404         22,571         93,366         26,968
   Audit fees .............................................        15,353         20,455         21,317         24,425
   Custody fees ...........................................        82,293         14,300         13,498         10,054
   Trustees fees (Note 3) .................................         7,945         14,615          7,640          7,860
   Registration expense ...................................        23,186         11,020         12,574         16,607
   Reports to shareholders ................................         5,296         10,019          6,987          4,968
   Legal fees .............................................          --            8,037          5,043          6,836
   Other expenses .........................................        35,517         11,437         19,352          7,547
                                                              -----------    -----------    -----------    -----------
     Total expenses .......................................     3,539,105        216,565        545,024        388,341
     Expenses recouped (reimbursed)
        by Advisor (Note 3) ...............................        14,510       (170,198)      (226,338)      (161,932)
                                                              -----------    -----------    -----------    -----------
     Net expenses .........................................     3,553,615         46,367        318,686        226,409
                                                              -----------    -----------    -----------    -----------
       Net investment loss ................................    (3,121,952)       (37,233)      (178,297)      (154,599)
                                                              -----------    -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
   Net realized gain (loss) from investment
     transactions .........................................    (5,888,270)       501,554      5,062,257        212,369
   Net realized gain from in-kind redemptions
     (Note 2) .............................................          --             --        1,480,378           --
   Net unrealized appreciation (depreciation)
     during the period on investments .....................      (174,440)      (587,684)    (6,564,124)      (750,197)
                                                              -----------    -----------    -----------    -----------
     Net realized and unrealized gain (loss) on investments    (6,062,710)       (86,130)       (21,489)      (537,828)
                                                              -----------    -----------    -----------    -----------
     NET DECREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..........................   $(9,184,662)   $  (123,363)   $  (199,786)   $  (692,427)
                                                              ===========    ===========    ===========    ===========




See Accompanying Notes to Financial Statements.





                                       27

                      STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================

--------------------------------------------------------------------------------------------
                                                              PIC SMALL CAP GROWTH FUND
                                                                Year            Year
                                                                Ended           Ended
                                                          October 31,2004+  October 31, 2003
--------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment loss .................................   $  (3,121,952)   $  (1,694,200)
   Net realized gain from in-kind redemptions ..........            --               --
   Net realized gain (loss) from investment transactions      (5,888,270)      17,404,135
   Net unrealized appreciation (depreciation)
     during the year on investments ....................        (174,440)      64,995,896
                                                           -------------    -------------
   Net increase (decrease) in net assets resulting
     from operations ...................................      (9,184,662)      80,705,831
                                                           -------------    -------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares sold .......................................      99,850,885       46,320,437
     Shares repurchased ................................     (34,064,592)     (53,538,849)
                                                           -------------    -------------
     Net increase (decrease) from Class A capital
       share transactions ..............................      65,786,293       (7,218,412)
                                                           -------------    -------------
   Class B:
     Shares sold .......................................            --               --
     Shares repurchased ................................            --               --
     Shares issued in connection with the conversion
       to Class I shares* ..............................            --               --
                                                           -------------    -------------
       Net increase (decrease) from Class B capital
         share transactions ............................            --               --
                                                           -------------    -------------
   Class I:
     Shares sold .......................................      94,747,016       92,833,423
     Shares repurchased ................................    (124,820,518)     (36,548,459)
     Shares issued in connection with the conversion
       from Class B shares* ............................            --               --
                                                           -------------    -------------
       Net increase (decrease) from Class I capital
         share transactions ............................     (30,073,502)      56,284,964
                                                           -------------    -------------
     Redemption fees ...................................            --             56,766
                                                           -------------    -------------
         Total increase (decrease) in net assets from
           capital share transactions ..................      35,712,791       49,123,318
                                                           -------------    -------------

  Total increase (decrease) in net assets ..............      26,528,129      129,829,149
NET ASSETS:
   Beginning of year ...................................     291,717,455      161,888,306
                                                           -------------    -------------
   End of year .........................................   $ 318,245,584    $ 291,717,455
                                                           =============    =============
FUND SHARE TRANSACTIONS:
   Class A:
     Shares sold .......................................       6,869,244        4,631,972
     Shares repurchased ................................      (2,484,675)      (5,268,425)
                                                           -------------    -------------
       Net increase (decrease) in Class A fund shares ..       4,384,569         (636,453)
                                                           =============    =============
   Class B:
     Shares sold .......................................            --               --
     Shares repurchased ................................            --               --
     Shares issued in connection with the conversion
       to Class I shares* ..............................            --               --
                                                           -------------    -------------
       Net decrease in Class B fund shares .............            --               --
                                                           =============    =============
   Class I:
     Shares sold .......................................       6,083,750        7,367,018
     Shares repurchased ................................      (7,964,548)      (3,116,153)
     Shares issued in connection with the conversion
       from Class B shares* ............................            --               --
                                                           -------------    -------------
       Net increase (decrease) in Class I fund shares ..      (1,880,798)       4,250,865
                                                           =============    =============
----------
*  As of July 1, 2004, the PIC Mid Cap Growth Fund converted from Class B shares to PIC Flexible Growth Class I shares.
+  On December 19, 2003, the PIC Funds re-organized from a master feeder structure and merged into separate series of the Advisors Series Trust.



See Accompanying Notes to Financial Statements.


                      STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================================

--------------------------------------------------------------------------------------------------------------------
              PIC                                                                             PIC
         FLEXIBLE GROWTH                                  PIC                            SELECT GROWTH
               FUND                                   GROWTH FUND                             FUND
      Year                 Year                 Year                Year              Year             Year
     Ended                Ended                Ended               Ended             Ended             Ended
October 31, 2004+    October 31, 2003    October 31, 2004+   October 31, 2003  October 31, 2004+   October 31, 2003
--------------------------------------------------------------------------------------------------------------------

$    (37,233)         $    (56,049)         $   (178,297)      $   (274,911)      $   (154,599)      $   (138,624)
        --                    --               1,480,378               --                 --                 --
     501,554               (84,966)            5,062,257         (6,559,791)           212,369           (821,237)
    (587,684)            1,013,599            (6,564,124)        12,610,440           (750,197)         3,996,552
------------          ------------          ------------       ------------       ------------       ------------
    (123,363)              872,584              (199,786)         5,775,738           (692,427)         3,036,691
------------          ------------          ------------       ------------       ------------       ------------


        --                    --                    --                 --                 --                 --
        --                    --                    --                 --                 --                 --
------------          ------------          ------------       ------------       ------------       ------------
        --                    --                    --                 --                 --                 --
------------          ------------          ------------       ------------       ------------       ------------


        --                 812,576                  --                 --                 --                 --
    (896,838)           (1,501,216)                 --                 --                 --                 --
  (5,477,411)                 --                    --                 --                 --                 --
------------          ------------          ------------       ------------       ------------       ------------
  (6,374,249)             (688,640)                 --                 --                 --                 --
------------          ------------          ------------       ------------       ------------       ------------

         326                  --               1,238,102          8,028,847          1,337,479          3,229,916
    (196,602)                 --             (42,436,164)       (15,919,758)        (2,924,089)        (2,169,297)
   5,477,411                  --                    --                 --                 --                 --
------------          ------------          ------------       ------------       ------------       ------------
   5,281,135                  --             (41,198,062)        (7,890,911)        (1,586,610)         1,060,619
------------          ------------          ------------       ------------       ------------       ------------
        --                    --                    --                  301               --                 --
------------          ------------          ------------       ------------       ------------       ------------
  (1,093,114)             (688,640)          (41,198,062)        (7,890,610)        (1,586,610)         1,060,619
------------          ------------          ------------       ------------       ------------       ------------

  (1,216,477)              183,944           (41,397,848)        (2,114,872)        (2,279,037)         4,097,310

   3,680,205             3,496,261            50,418,608         52,533,480         20,164,779         16,067,469
------------          ------------          ------------       ------------       ------------       ------------
$  2,463,728          $  3,680,205          $  9,020,760       $ 50,418,608       $ 17,885,742       $ 20,164,779
============          ============          ============       ============       ============       ============


        --                    --                    --                 --                 --                 --
        --                    --                    --                 --                 --                 --
------------          ------------          ------------       ------------       ------------       ------------
        --                    --                    --                 --                 --                 --
------------          ------------          ------------       ------------       ------------       ------------

        --                  47,057                  --                 --                 --                 --
     (49,541)             (110,358)                 --                 --                 --                 --
    (159,274)                 --                    --                 --                 --                 --
------------          ------------          ------------       ------------       ------------       ------------
    (208,815)              (63,301)                 --                 --                 --                 --
============          ============          ============       ============       ============       ============

          20                  --                 178,407          1,199,774            399,218          1,128,804
     (14,853)                 --              (5,779,798)        (2,566,754)          (887,989)          (753,229)
     159,274                  --                    --                 --                 --                 --
------------          ------------          ------------       ------------       ------------       ------------
     144,441                  --              (5,601,391)        (1,366,980)          (488,771)           375,575
============          ============          ============       ============       ============       ============


See Accompanying Notes to Financial Statements.








                                       29

                              FINANCIAL HIGHLIGHTS
===================================================================================================

                            PIC SMALL CAP GROWTH FUND
---------------------------------------------------------------------------------------------------
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           CLASS I
                                                        -------------------------------------------
                                                            FOR THE        FOR THE        FOR THE
                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                             2004+          2003           2002
                                                             -----          ----           ----
PER SHARE DATA
Net asset value per share, beginning of year .........   $    15.38     $    10.58     $    13.23
Income from investment operations:
  Net investment income (loss) .......................        (0.14)         (0.08)         (0.10)
  Net realized gains (losses) and change in unrealized
    appreciation or depreciation on investments ......        (0.11)          4.88          (2.55)
                                                         ----------     ----------     ----------
    Total income (loss) from investment operations ...        (0.25)          4.80          (2.65)
                                                         ----------     ----------     ----------

DISTRIBUTIONS:
  From net realized gains ............................      --             --             --
                                                         ----------     ----------     ----------
  Total distributions ................................      --             --             --
                                                         ----------     ----------     ----------
  Net asset value per share, end of year .............   $    15.13     $    15.38     $    10.58
                                                         ----------     ----------     ----------
  Total return .......................................        (1.63%)        45.37%        (20.03%)
                                                         ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA:
  Net assets (dollars in millions), end of year ......   $   217.0      $   249.5      $   126.6
  Ratio of expenses to average net assets:
    Before expense recoupment ........................         0.99%          1.38%          1.34%
    After expense recoupment .........................         0.99%          1.00%          1.00%
  Ratio of net investment loss:
    After expense recoupment .........................        (0.86%)        (0.78%)        (0.75%)
  Portfolio turnover rate ............................        99.08%        106.81%        100.71%

#  Per share numbers have been calculated using the average shares method.
+ On December 19, 2003, the PIC Funds re-organized from a master feeder structure and merged into separate series of the Advisors Series Trust. The historical data shown reflects the operations of each respective predecessor
   PIC Feeder Fund.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                                       30


                              FINANCIAL HIGHLIGHTS
============================================================================================================

                            PIC SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

          CLASS I                                                   CLASS A
-------------------------------     ------------------------------------------------------------------------
   FOR THE         FOR THE              FOR THE     FOR THE         FOR THE       FOR THE        FOR THE
  YEAR ENDED      YEAR ENDED          YEAR ENDED   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
  OCTOBER 31,     OCTOBER 31,         OCTOBER 31   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
     2001           2000                 2004+        2003           2002           2001            2000

$    39.06     $    28.80           $    13.97     $     9.65     $    12.13     $   19.38     $    13.55

     (0.08)         (0.30)               (0.15)         (0.15)         (0.13)        (0.15)          0.10#

     (9.61)         12.24                (0.15)          4.47          (2.35)        (7.10)          5.73
----------     ----------           ----------     ----------     ----------     ---------     ----------
     (9.69)         11.94                (0.30)          4.32          (2.48)        (7.25)          5.83
----------     ----------           ----------     ----------     ----------     ---------     ----------


    (16.14)         (1.68)             --             --             --            --             --
----------     ----------           ----------     ----------     ----------     ---------     ----------
    (16.14)         (1.68)             --             --             --            --             --
----------     ----------           ----------     ----------     ----------     ---------     ----------
$    13.23     $    39.06           $    13.67     $    13.97     $     9.65     $   12.13     $    19.38
----------     ----------           ----------     ----------     ----------     ---------     ----------
    (37.11%)        42.29%               (2.15%)        44.77%        (20.45%)      (37.41%)        43.03%
==========     ==========           ==========     ==========     ==========     =========     ==========


$    176.0      $   239.5            $   101.3      $    42.2      $    35.3      $   39.6      $    59.5

      1.26%          1.25%                1.36%          2.09%          1.86%         1.81%          1.88%
      1.00%          1.00%                1.37%          1.45%          1.45%         1.45%          1.45%

     (0.59%)        (0.64%)              (1.24%)        (1.23%)        (1.20%)       (1.04%)        (0.93%)
     99.00%        143.39%               99.08%        106.81%        100.71%        99.00%        143.39%



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                                       31


                              FINANCIAL HIGHLIGHTS
============================================================================================================

                            PIC FLEXIBLE GROWTH FUND
------------------------------------------------------------------------------------------------------------
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                FOR THE      FOR THE      FOR THE   FOR THE      FOR THE
                                               YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED
                                               OCTOBER 31, OCTOBER 31, OCTOBER 31, OCTOBER 31,  OCTOBER 31,
CLASS B SHARES                                   2004+        2003       2002         2001         2000
--------------                                   -----        ----       ----         ----         ----
Net asset value per share,
  beginning of year                          $    17.62  $    12.85  $    15.47  $    30.42  $    15.60
Income from investment operations:
  Net investment loss                             (0.26)      (0.29)      (0.37)      (0.36)      (0.31)
  Net realized gains (losses)
    and change in unrealized appreciation
    or depreciation on investments                (0.30)       5.06       (2.25)     (13.37)      15.13
                                             ----------  ----------  ----------  ----------  ----------
    Total income (loss) from
      investment operations                       (0.56)       4.77       (2.62)     (13.73)      14.82
                                             ----------  ----------  ----------  ----------  ----------

DISTRIBUTIONS:
  From net realized gains                       --          --          --            (1.22)    --
                                             ----------  ----------  ----------  ----------  ----------
  Total distributions                           --          --          --            (1.22)    --
                                             ----------  ----------  ----------  ----------  ----------
  Net asset value per share,
    end of year                              $    17.06  $    17.62  $    12.85  $    15.47  $    30.42
                                             ----------  ----------  ----------  ----------  ----------
  Total return                                    (3.18%)     37.12%     (16.94%)    (46.85%)     95.00%
                                             ==========  ==========  ==========  ==========  ==========

RATIOS/SUPPLEMENTAL DATA:
  Net assets (dollars in millions),
    end of year                              $     2.5   $     3.7   $     3.5   $     5.6   $     9.4
  Ratio of expenses to average net assets:
    Before expense reimbursement                   7.24%      10.38%       4.03%       3.53%       3.75%
    After expense reimbursement                    1.55%       2.14%       2.14%       2.14%       2.14%
  Ratio of net investment loss
    to average net assets:
    After expense reimbursement                   (1.25%)     (1.87%)     (1.99%)     (1.79%)     (1.76%)
  Portfolio turnover rate                        171.99%     133.51%     259.63%     148.64%     185.88%



-------
+  On December 19, 2003, the PIC Funds re-organized from a master feeder structure and merged into separate series of the Advisors Series Trust. The historical data shown reflects the operations of each respective predecessor
   PIC Feeder fund.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       32



                              FINANCIAL HIGHLIGHTS
===================================================================================================================

                                 PIC GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                         FOR THE      FOR THE      FOR THE    FOR THE     FOR THE
                                                       YEAR ENDED    YEAR ENDED   YEAR ENDED YEAR ENDED  YEAR ENDED
                                                       OCTOBER 31,  OCTOBER 31,  OCTOBER 31, OCTOBER 31, OCTOBER 31,
CLASS I SHARES                                            2004+        2003         2002       2001        2000
--------------                                            -----        ----         ----       ----        ----
Net asset value per share,
  beginning of year .................................   $    7.38  $    6.40  $    8.07  $    20.69  $    21.72
Income from investment operations:
Net investment loss .................................       (0.04)#    (0.04)     (0.07)      (0.07)      (0.18)
  Net realized gains (losses)
    and change in unrealized appreciation
    or depreciation on investments ..................       (0.03)#     1.02      (1.60)      (7.98)       2.66
                                                        ---------  ---------  ---------  ----------  ----------
    Total income (loss) from
      investment operations .........................       (0.07)      0.98      (1.67)      (8.05)       2.48
                                                        ---------  ---------  ---------  ----------  ----------

DISTRIBUTIONS:
  From net realized gains ...........................     --         --         --            (4.57)      (3.51)
                                                        ---------  ---------  ---------  ----------  ----------
  Total distributions ...............................     --         --         --            (4.57)      (3.51)
                                                        ---------  ---------  ---------  ----------  ----------
  Net asset value per share,
    end of year .....................................   $    7.31  $    7.38  $    6.40  $     8.07  $    20.69
                                                        ---------  ---------  ---------  ----------  ----------
  Total return ......................................       (0.95%)    15.31%    (20.69%)    (49.40%)     11.21%
                                                        =========  =========  =========  ==========  ==========

RATIOS/SUPPLEMENTAL DATA:
  Net assets (dollars in millions),
    end of year .....................................   $    9.0   $   50.4   $   52.5   $    84.4   $   181.3
  Ratio of expenses to average net assets:
    Before expense reimbursement ....................        1.74%      1.86%      1.58%       1.46%       1.35%
    After expense reimbursement .....................        1.02%      1.25%      1.25%       1.25%       1.25%
  Ratio of net investment loss to average net assets:
      After expense reimbursement ...................       (0.57%)    (0.57%)    (0.73%)     (0.67%)     (0.79%)
Portfolio turnover rate .............................       62.67%     79.11%     83.09%     105.02%     148.85%



#  Per share numbers have been calculated using the average shares method.
+ On December 19, 2003, the PIC Funds re-organized from a master feeder structure and merged into separate series of the Advisors Series Trust. The historical data shown reflects the operations of each respective predecessor
   PIC Feeder Fund.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






                                       33


                              FINANCIAL HIGHLIGHTS
================================================================================

                             PIC SELECT GROWTH FUND
--------------------------------------------------------------------------------
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                             FOR THE       FOR THE     MAY 1, 2002  FOR THE      FOR THE    FOR THE
                                             YEAR ENDED    YEAR ENDED   THROUGH   YEAR ENDED    YEAR ENDED  PERIOD ENDED
                                             OCTOBER 31,   OCTOBER 31, OCTOBER 31, APRIL 30,    APRIL 30,    APRIL 30,
CLASS I SHARES                               2004+           2003         2002*      2002         2001       2000**
--------------                               -----           ----         -----      ----         ----       ------
Net asset value per share,
  beginning of year ......................   $    3.25  $     2.76  $    3.82    $     5.42  $     9.61  $   10.00
Income from investment operations:
  Net investment loss ....................       (0.03)      (0.02)     (0.01)        (0.03)      (0.04)     (0.02)
  Net realized gains (losses)
    and change in unrealized
    appreciation or depreciation
    on investments .......................       (0.09)       0.51      (1.05)        (1.57)      (4.15)     (0.37)^
                                             ---------  ----------  ---------    ----------  ----------   --------
    Total income (loss) from
      investment operations ..............       (0.12)       0.49      (1.06)        (1.60)      (4.19)     (0.39)
                                             ---------  ----------  ---------    ----------  ----------   --------
  Net asset value per share,
    end of year ..........................   $    3.13  $     3.25  $    2.76    $     3.82  $     5.42  $    9.61
                                             ---------  ----------  ---------    ----------  ----------   --------
  Total return ...........................       (3.69%)     17.75%    (27.75%)++    (29.52%)    (43.60%)    (3.90%)++
                                             =========  ==========  =========    ==========  ==========   ========

RATIOS/SUPPLEMENTAL DATA:
  Net assets (dollars in millions),
    end of year ..........................   $   17.9   $    20.2   $   16.1     $    22.1   $    26.7   $   31.3
  Ratio of expenses to average net assets:
    Before expense
      reimbursement ......................        1.94%       2.25%      2.14%+        1.94%       1.88%      1.31%+
    After expense
      reimbursement ......................        1.13%       1.30%      1.30%+        1.30%       1.30%      0.60%+
  Ratio of net investment income
    (loss) to average net assets:
    After expense
      reimbursement ......................       (0.77%)     (0.80%)    (0.95%)+       0.94%      (0.78%)    (0.57%)+
  Portfolio turnover rate ................       87.91%     136.00%     84.00%++     140.00%     137.00%     80.00%++

*  The PIC Twenty Fund changed its fiscal year end from April 30, to October 31.
** Commenced operations on December 29, 1999. ++ Not annualized.
+  Annualized.
+ On December 19, 2003, the PIC Funds re-organized from a master feeder structure and merged into separate series of the Advisors Series Trust. The historical data shown reflects the operations of each respective predecessor
   PIC Feeder Fund.
^ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period, because of the timing of sales and repurchase of the Fund shares in relation to fluctuating market value of the investments of the Fund.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                                       34

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

NOTES TO FINANCIAL STATEMENTS at October 31, 2004 (continued)
--------------------------------------------------------------------------------


1 - ORGANIZATION

The PIC Growth Fund, PIC Flexible Growth Fund (formerly PIC Mid Cap Fund), PIC Small Cap Fund and PIC Select Growth Fund (formerly PIC Twenty Fund), are diversified series of shares of beneficial interest of Advisors Series Trust ("The Trust") which is registered under the Investment Company Act of 1940 as an open-end management investment company. The PIC Small Cap Growth Fund - Class I commenced operations on September 30, 1993 and the PIC Small Cap Growth Fund - Class A commenced operations on February 3, 1997. The PIC Flexible Growth Fund commenced operations on March 31, 1999. The PIC Growth Fund commenced operations on June 11, 1992. The PIC Select Growth Fund commenced operations on December 29, 1999.

2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. SECURITY VALUATION: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

   B. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified with the capital accounts based on their Federal tax treatment.

   D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

   E. SECURITIES LOANS. The Funds may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The loans are secured by cash or securities collateral at least equal, at all times, to the fair value of the securities loaned.

   F. REDEMPTION FEES. The Funds charge a 1% redemption fee to shareholders who redeem shares held for less than 30 days. Such fees are retained by the Fund and accounted for as an addition to paid-in-capital.

   G. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended October 31, 2004 the Funds made the following reclassifications due to permanent book and tax differences:

                                      ACCUMULATED   UNDISTRIBUTED
                                      NET REALIZED  NET INVESTMENT    PAID-IN
                                         GAIN          INCOME          CAPITAL
                                         ----          ------          -------
PIC Small Cap Growth Fund            $(3,248,577)    $ 3,274,134    $   (25,557)
PIC Flexible Growth Fund             $      --       $    75,294    $   (75,294)
PIC Growth Fund                      $(1,480,379)    $   265,283    $ 1,215,096
PIC Select Growth Fund               $         1     $   167,712    $  (167,713)

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

NOTES TO FINANCIAL STATEMENTS at October 31, 2004 (continued)
--------------------------------------------------------------------------------

   H. IN-KIND REDEMPTIONS. During the year ended October 31, 2004, the PIC Growth Fund realized $1,480,378 of net capital gains resulting from an in-kind redemption. A shareholder exchanged fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains and losses to paid-in-capital. Such reclassification has no effect on the Fund's net assets.

3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended October 31, 2004, Provident Investment Counsel, Inc. (the "Advisor"), an indirect, wholly owned subsidiary of Old Mutual PLC, provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the PIC Small Cap Growth Fund, 0.70% based upon the average daily net assets of the PIC Flexible Growth Fund, 0.80% based upon the average daily net assets of the PIC Growth Fund, and 0.90% based upon the average daily net assets of the PIC Select Growth Fund. For the year ended October 31, 2004, the PIC Small Cap Growth Fund, PIC Flexible Growth Fund, PIC Growth Fund, and PIC Select Growth Fund incurred $2,587,745, $28,002, $264,915, and $180,516 in advisory fees, respectively.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds and/or to pay Fund operating expenses to the extent necessary to limit the Funds' aggregate annual operating expenses to 1.00% for the PIC Small Cap Growth Fund - Class I, 1.40% for the PIC Small Cap Growth Fund - Class A, 1.00% for the PIC Flexible Growth Fund, 0.95% of average net assets for the PIC Growth Fund and 1.10% of the PIC Select Growth Fund. Prior to December 19, 2003, the annual operating expense limits were 1.45% for the PIC Small Cap Growth Fund - Class A, 2.14% for the PIC Flexible Growth Fund, and 1.00% for the PIC Growth Fund. For the period December 19, 2003 to June 30, 2004, the annual operating expense limit was 1.65% for the PIC Flexible Growth Fund. Any such reductions made by the Advisor in its fees or payment of expenses which are the Funds' obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds' expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon the Board's subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Funds' payment of current ordinary operating expenses. For the year ended October 31, 2004, the Advisor reduced its fees and absorbed Fund expenses in the amount of $170,198, $226,338, and $161,932 for the PIC Flexible Growth Fund, PIC Growth Fund, and PIC Select Growth Fund, respectively. For the year ended October 31, 2004, the Advisor recouped $14,510 of such expenses it previously reimbursed to the PIC Small Cap Growth Fund.

At October 31, 2004, the amount available for reimbursement to the Advisor by each Fund, are as follows:

                FUND                                    TOTAL
                ----                                    -----
                PIC Small Cap Growth Fund               $ 1,567,214
                PIC Flexible Growth Fund                $   615,066
                PIC Growth Fund                         $   765,967
                PIC Select Growth Fund                  $   410,868

At October 31, 2004, accumulative expenses subject to recapture for the Funds expire as follows:

                                                     OCTOBER 31,
                                     ------------------------------------------
        FUND                             2005          2006             2007
        ----                             ----          ----             ----
        PIC Small Cap Growth Fund    $   727,184     $840,030     $          --
        PIC Flexible Growth Fund     $   194,844     $250,024     $     170,198
        PIC Growth Fund              $   244,735     $294,894     $     226,338
        PIC Select Growth Fund       $   84,837*     $164,099     $     161,932

* $9,398 expires on April 30, 2005. The remaining $75,439 expires on October 31, 2005.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

NOTES TO FINANCIAL STATEMENTS at October 31, 2004 (continued)
--------------------------------------------------------------------------------

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplies to the Trustees; monitors the activities of the Funds' custodian, transfer agents and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate from each Fund:

FUND ASSET LEVEL                             FEE RATE
----------------                             --------
Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

For the year ended October 31, 2004, the PIC Small Cap Growth Fund, PIC Flexible Growth Fund, PIC Growth Fund and PIC Select Growth Fund incurred $311,173, $34,306, $61,560, and $39,927 in administration fees, respectively.

U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the Fund Accountant and Transfer Agent to the Funds. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds' custodian.

Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also officers of the Administrator and Distributor.

The PIC Investment Trust (previous Trust of the Funds) approved a Deferred Compensation Plan for its Trustees (the "Plan"). Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). The phantom share account is marked to market on January 1 of each calendar year. The phantom share account balances were as follows on January 1, 2004:

        PIC Small Cap Growth Fund                   $ 32,168
        PIC Flexible Growth Fund                       8,056
        PIC Growth Fund                               18,404
        PIC Select Growth Fund                         2,779

4 - SHAREHOLDER SERVICING FEE

The PIC Small Cap Growth Fund - Class A and the PIC Select Growth Fund have entered into a Shareholder Servicing Agreement with the Advisor under which the Fund pays servicing fees at an annual rate of 0.15% of the average daily net assets of the Funds. Prior to July 1, 2004 the PIC Flexible Growth Fund had entered into a Shareholder Servicing Agreement with the Advisor under which the Fund paid servicing fees at an annual rate of 0.15% of the Fund's average daily net assets. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended October 31, 2004, the PIC Small Cap Fund - Class A incurred shareholder servicing fees of $127,611, the PIC Flexible Growth Fund incurred shareholder servicing fees of $5,356, and the PIC Select Growth Fund incurred $30,086 under the agreement.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

NOTES TO FINANCIAL STATEMENTS at October 31, 2004 (continued)
--------------------------------------------------------------------------------


5 - DISTRIBUTION COSTS

The PIC Small Cap Growth Fund - Class A has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent a compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the year ended October 31, 2004, the PIC Small Cap Growth Fund - Class A paid the Distribution Coordinator $212,685.

6 - PURCHASES AND SALES OF SECURITIES

For the year ended October 31 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities were:

                                         PURCHASES                 SALES
                                         ---------                 -----
        PIC Small Cap Growth Fund      $ 343,678,170         $ 307,422,479
        PIC Flexible Growth Fund       $ 5,090,515           $   6,170,145
        PIC Growth Fund                $ 19,000,174          $  59,817,824
        PIC Select Growth Fund         $ 17,315,287          $  18,828,948

7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, net operating losses, and deferred trustees compensation. Thee were no distributions paid during the years ended October 31, 2003 and 2004.
As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                             PIC              PIC                              PIC
                                          SMALL CAP     FLEXIBLE GROWTH        PIC        SELECT GROWTH
                                         GROWTH FUND          FUND         GROWTH FUND         FUND
                                       -------------    -------------    -------------    -------------
Cost of investments ................   $ 256,503,501    $   2,443,656    $   7,046,764    $  16,525,791
                                       =============    =============    =============    =============
Gross unrealized appreciation ......      78,824,957          167,167        2,198,220        2,148,044
Gross unrealized depreciation ......     (12,534,552)        (161,860)        (203,020)        (596,072)
                                       -------------    -------------    -------------    -------------
Net unrealized appreciation ........   $  66,290,405    $       5,307    $   1,995,200    $   1,551,972
                                       =============    =============    =============    =============
Undistributed ordinary income ......         (32,168)          (8,056)         (18,404)          (2,779)
Undistributed long-term capital gain            --               --               --               --
                                       -------------    -------------    -------------    -------------
Total distributable earnings .......   $     (32,168)   $      (8,056)   $     (18,404)   $      (2,779)
                                       =============    =============    =============    =============
Other accumulated gains (losses) ...     (85,518,619)      (2,739,670)     (57,938,900)     (25,106,851)
                                       -------------    -------------    -------------    -------------
Total accumulated earnings (losses)    $ (19,260,382)   $  (2,742,419)   $ (55,962,104)   $ (23,557,658)
                                       =============    =============    =============    =============


As of October 31, 2004, the Funds had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

                                                              CAPITAL LOSSES EXPIRING IN:
                           ---------------------------------------------------------------------------------------------

                                2008           2009            2010            2011            2012           TOTAL
                                ----           ----            ----            ----            ----           -----
PIC Small Cap
  Growth Fund ..........   $       --      $(27,532,087)   $(47,599,136)   $       --      $ (8,997,227)   $(84,128,450)
PIC Flexible Growth Fund           --        (2,153,575)       (381,989)       (203,800)           --        (2,739,364)
PIC Growth Fund ........           --       (33,826,604)    (17,519,942)     (6,575,162)           --       (57,921,708)
PIC Select Growth Fund .     (2,916,403)    (16,860,445)     (4,086,862)     (1,229,408)           --       (25,093,118)


During the year ended October 31, 2004, the PIC Growth Fund, the PIC Flexible Growth Fund and the PIC Select Growth Fund utilized capital loss carryforwards of $4,905,904, $488,813 and $179,268, respectively.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

NOTES TO FINANCIAL STATEMENTS at October 31, 2004 (continued)
--------------------------------------------------------------------------------


8 - MERGERS AND REORGANIZATIONS

On December 18, 2003 the shareholders of the Provident Investment Counsel Funds ("PIC Funds") approved the reorganization of the Funds into the Advisors Series Trust ("AST"). On December 19, 2003 the PIC Funds merged into four newly formed shell portfolios of AST. These shell portfolios were formed solely to acquire the assets and liabilities of the PIC Funds in a tax-free reorganization. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of transfer. The net assets and net unrealized appreciation of the PIC Funds at the time of transfer were as follows:

                                     NET ASSETS          NET APPRECIATION
                                     ----------          ----------------
        PIC Small Cap Growth*    $    298,377,127         $  64,913,081
        PIC Flexible Growth      $      3,625,835         $     420,487
        PIC Growth               $     44,476,165         $   8,860,342
        PIC Select Growth        $     20,778,906         $   2,687,790

*Sum of both Class I & A

Prior to reorganizing into AST the PIC Funds operated as feeders in a master-feeder structure. At the close of business on December 19, 2003, and immediately before merging into AST, the master-feeder structure was unwound and the Funds became open-end mutual funds. The unwinding of the master-feeder structure was completed on a tax-free basis. The cost basis of the holdings in the masters, at the time of the reorganization, are reflected in the holdings and operations of the Funds after the reorganization. In the case of the PIC Flexible Growth, PIC Growth and PIC Select Growth Funds the predecessor portfolios were the lone feeders that invested its assets with its corresponding master. In the case of the PIC Small Cap Growth Fund the two feeders that invested its assets in the master were reorganized as two separate classes of the new shell fund. The historical operations and performance shown for all funds and classes, represents that of the predecessor feeders.

9 - CHANGE OF AUDITORS

On December 19, 2003, PricewaterhouseCoopers LLP ("PwC") resigned as the independent accountants for the Provident Investment Counsel Funds (the "Funds"), a series of Advisors Series Trust (the "Company"). On December 19, 2003, the Company retained Tait Weller & Baker ("Tait") as the independent accountants for the Funds. The retention of Tait as the independent accountants of the Funds has been approved by the Company's Audit Committee and Board of Trustees.

The reports of PwC on the financial statements of the Funds for the fiscal years prior to December 19, 2003 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the periods prior to December 19, 2003, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM at October 31, 2004
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS OF AND BOARD OF TRUSTEES
ADVISORS SERIES TRUST
MILWAUKEE, WISCONSIN


We have audited the accompanying statements of assets and liabilities of Provident Investment Counsel ("PIC") Small Cap Growth Fund, PIC Flexible Growth Fund, PIC Growth Fund, and PIC Select Growth Fund, each a series of Advisors Series Trust, including the schedules of investments, as of October 31, 2004, and the related statements of operations, the statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended October 31, 2003, and the financial highlights for each of the four years in the period ended October 31, 2003 were audited by other auditors whose report dated December 18, 2003 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers. When brokers did not reply to our confirmation request, we performed alternative audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIC Small Cap Growth Fund, PIC Flexible Growth Fund, PIC Growth Fund, and PIC Select Growth Fund as of October 31, 2004, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.






                                                            TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
DECEMBER 30, 2004

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

NOTICE TO SHAREHOLDERS at October 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders was held at the offices of Provident Investment Counsel, Inc. on December 18, 2003, to approve an Agreement and Plan of Reorganization of the Funds into newly formed series of Advisors Series Trust.

                                         FOR              AGAINST      ABSTAINED
                                         ---              -------      ---------
Approval of an Agreement and
Plan of Reorganization of the
SMALL CAP GROWTH FUND I
into a newly formed series of
Advisors Series Trust                   11,601,791            0         1,428
Approval of an Agreement and
Plan of Reorganization of the
SMALL COMPANY GROWTH FUND A
into a newly formed series of
Advisors Series Trust                    2,027,839        3,777         2,471
Approval of an Agreement and
Plan of Reorganization of the
MID CAP FUND B into a
newly formed series of
Advisors Series Trust                      109,167        1,182             0
Approval of an Agreement and
Plan of Reorganization of the
GROWTH FUND I into a
newly formed series of
Advisors Series Trust                    6,785,578        9,280           270
Approval of an Agreement and
Plan of Reorganization of the
SELECT GROWTH FUND into a
newly formed series of
Advisors Series Trust                    6,161,753            0             0

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

NOTICE TO SHAREHOLDERS at October 31, 2004 (continued) (Unaudited)
--------------------------------------------------------------------------------


HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-618-7643 or on the U.S. Securities and Exchange Commission's website at sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2004

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-618-7643. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at sec.gov.

QUARTERLY FILINGS FROM FORM N-Q

The Funds file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available on the U.S. Securities and Exchange Commission's website at sec.cog. The Funds' Form N-Q may be reviewed and copied at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Forms N-Q will also be available upon request by calling 1-800-618-7643. This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.



INDEPENDENT TRUSTEES at October 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name, Age
Address                                                           Number of
Position Held with Funds                             Trustee      Portfolios
Principal Occupation(s) and other                    of Funds     Overseen in
Directorships during past five years                 Since        Fund Complex*
--------------------------------------------------------------------------------
WALTER E. AUCH, BORN 1921                             1997           4
2020 E. Financial Way
Glendora, CA 91741
Trustee
Management Consultant.
Other Directorships: Nicholas-Applegate Funds,
Citigroup, Pimco Advisors, LLP and Senele Group

JAMES CLAYBURN LAFORCE, BORN 1928                     2002           4
2020 E. Financial Way
Glendora, CA 91741
Trustee
Dean Emeritus, John E. Anderson Graduate School
  of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel
  Investment Group,
The Metzler/Payden Investment Group,
  Black Rock Funds, Jacobs Engineering,
Arena Pharmaceuticals, Cancervax

DONALD E. O'CONNOR, BORN 1936                         1997           4
2020 E. Financial Way
Glendora, CA 91741
Trustee
Financial Consultant, formerly Executive
  Vice President and Chief Operating
Officer of ICI Mutual Insurance Company
  (until January, 1997).
Other Directorships: The Forward Funds

                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
================================================================================

INDEPENDENT TRUSTEES at October 31, 2004 (continued) (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name, Age
Address                                                           Number of
Position Held with Funds                             Trustee      Portfolios
Principal Occupation(s) and other                    of Funds     Overseen in
Directorships during past five years                 Since        Fund Complex*
--------------------------------------------------------------------------------

GEORGE J. REBHAN, BORN 1934                           2002           4
2020 E. Financial Way
Glendora, CA 91741
Trustee
Retired; formerly President, Hotchkis and Wiley
  Funds (mutual funds) from 1985 to 1993.
Trustee: E*Trade Funds

GEORGE T. WOFFORD III, BORN 1939                      1997           4
2020 E. Financial Way
Glendora, CA 91741
Trustee
Senior Vice President, Information Services,
  Federal Home Loan Bank of San Francisco.
Other Directorships: None


INTERESTED TRUSTEES AND OFFICERS at October 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name, Age
Address                                                           Number of
Position Held with Funds                             Trustee      Portfolios
Principal Occupation(s) and other                    of Funds     Overseen in
Directorships during past five years                 Since        Fund Complex*
--------------------------------------------------------------------------------

ERIC M. BANHAZL, BORN 1957                            1997           4
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund
  Services, LLC, the Fund's administrator
  (since July 2001); Treasurer, Investec Funds;
  formerly, Executive Vice President,
  Investment Company Administration, LLC ("ICA")
  (The Fund's former administrator).

RODNEY A. DEWALT, BORN 1967                           2003           4
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Legal and Compliance Administrator, U.S. Bancorp
  Fund Services, LLC (since January 2003);
  Thrivent Financial for Lutherans from 2000 to 2003;
  Attorney Private Practice, 1997 to 2000.

DOUGLAS G. HESS, BORN 1967                            2003           4
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President Compliance and Administration,
  U.S. Bancorp Fund Services, LLC (since March 1997).


--------
* The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Funds. The Funds do not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with ay other series.

                      This page intentionally left blank.

                                PIC MUTUAL FUNDS


TRUSTEES AND OFFICERS - ADVISORS SERIES TRUST
--------------------------------------------------------------------------------
WALTER E. AUCH, Independent Trustee
JAMES CLAYBURN LAFORCE, Independent Trustee
DONALD E. O'CONNOR, Independent Trustee
GEORGE J. REBHAN, Independent Trustee
GEORGE T. WOFFORD III, Independent Trustee
ERIC M. BANHAZL, President and Trustee
RODNEY A. DEWALT, Secretary
DOUGLAS G. HESS, Treasurer

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
PROVIDENT INVESTMENT COUNSEL
300  N.  Lake  Avenue
Pasadena,  CA  91101
(626) 449-8500

DISTRIBUTOR
--------------------------------------------------------------------------------
QUASAR DISTRIBUTORS, LLC
615 E. Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
--------------------------------------------------------------------------------
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TAIT, WELLER & BAKER
1818 Market Street, Suite 2400
Philadelphia, PA 19103




WHY INVEST WITH PROVIDENT INVESTMENT COUNSEL?


COMMITMENT TO OUR SHAREHOLDERS
------------------------------
   o  Dedicated investment team managing your investments
   o  Focused on shareholder objectives and needs

PASSION FOR GROWTH INVESTING
----------------------------
   o  "Pure growth" philosophy and consistent investment style
   o  "Multiple points of knowledge" provide intimate understanding of companies

UNIQUELY STRUCTURED INVESTMENT TEAMS
------------------------------------
   o  Significant number of professionals committed to growth philosophy
   o  Transparent process that "digs deep" into company fundamentals





================================================================================
This annual report is intended for shareholders of PIC Mutual Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the fund. If used as sales literature after June 30, 2004, this annual report must be accompanied by performance updates for the most recent calendar quarter.

PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                      Shareholder Services: (800) 618-7643

                            Website: www.provnet.com
                                                                         (06/04)

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

----------------------------- ----------------------- -----------------------
                                 FYE  10/31/2004         FYE  10/31/2003
----------------------------- ----------------------- -----------------------
Audit Fees                             $54,000                 $31,850
Audit-Related Fees                     N/A                     N/A
Tax Fees                               $8,000                  $37,200
All Other Fees                         N/A                     N/A
----------------------------- ----------------------- -----------------------

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

--------------------------------- ------------------------ ---------------------
Non-Audit Related Fees                FYE  10/31/2004          FYE  10/31/2003
--------------------------------- ------------------------ ---------------------
Registrant                                 N/A                      $2,000
Registrant's Investment Adviser            N/A                      N/A
--------------------------------- ------------------------ ---------------------


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's independent directors/trustees serve as its nominating committee, however they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(a) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Advisors Series Trust

         By (Signature and Title) /s/ Eric M. Banhazl
                                  -------------------
                                  Eric M. Banhazl, President

         Date   1/14/05
                -------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/ Eric M. Banhazl
                                    -------------------
                                        Eric M. Banhazl, President

         Date   1/14/05
                -------
         By (Signature and Title)*  /s/ Douglas G. Hess
                                    --------------------
                                        Douglas G. Hess, Treasurer

         Date  1/14/05
               -------

* Print the name and title of each signing officer under his or her signature.